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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1.	Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2020

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Report

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Baron Funds (“Baron”) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Baron website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Baron or your financial intermediary electronically by contacting your financial intermediary or going to icsdelivery.com/baronfunds.

You may elect to receive all future reports in paper free of charge. You can inform Baron or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions included on the envelope or slip inserted with this disclosure. Your election to receive reports in paper will apply to all funds held with Baron or your financial intermediary.

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the “Funds”) for the six months ended March 31, 2020. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 20, 2020	Linda S. Martinson Chairman, President and Chief Operating Officer May 20, 2020	Peggy Wong Treasurer and Chief Financial Officer May 20, 2020

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron FinTech Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	(11.12)%	(4.73)%	9.47%	8.18%	11.53%	11.07%
Baron Asset Fund — Institutional Shares[1,2,4]	(11.01)%	(4.48)%	9.76%	8.47%	11.83%	11.17%
Baron Asset Fund — R6 Shares[1,2,4]	(11.01)%	(4.49)%	9.76%	8.47%	11.83%	11.17%
Russell Midcap Growth Index[1]	(13.50)%	(9.45)%	6.53%	5.61%	10.89%	9.52%	[3]
S&P 500 Index[1]	(12.31)%	(6.98)%	5.10%	6.73%	10.53%	9.17%

*	Not Annualized.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2020.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2020 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
IDEXX Laboratories, Inc.	6.2%
Verisk Analytics, Inc.	4.8%
Gartner, Inc.	4.3%
Mettler-Toledo International, Inc.	4.2%
ANSYS, Inc.	3.7%
SBA Communications Corp.	3.5%
CoStar Group, Inc.	3.4%
Verisign, Inc.	3.4%
Guidewire Software, Inc.	3.0%
FactSet Research Systems, Inc.	2.7%

39.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Asset Fund1 declined 11.12%, while the Russell Midcap Growth Index declined 13.50% and the S&P 500 Index declined 12.31%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

The Communication Services sector was a modest contributor in the period. Information Technology, Industrials, and Consumer Discretionary were the top detracting sectors.

DexCom, Inc. was the top contributor during the period. The company sells continuous blood glucose monitoring devices for patients with diabetes. The stock rose after DexCom reported significantly higher sales and profit driven by strong demand for the company’s G6 device. Although we expect DexCom’s growth to experience some disruption from the COVID-19 pandemic, we continue to believe the company benefits from a long runway for growth.

Gartner, Inc., a provider of syndicated research, was the top detractor. Despite robust forward-looking metrics in the company’s traditional research business, shares fell on investor concerns that Gartner’s destination events business, which represents approximately 11% of revenue, will be disproportionately impacted by the COVID-19 pandemic. We believe this headwind is transitory and the company’s core research business should remain resilient despite elevated uncertainty.

Although we are, of course, closely following the unprecedented social, political, and economic effects stemming from the COVID-19 pandemic, we are not making meaningful changes to the portfolio based on them. Instead, we continue to follow our tried and true approach, with an emphasis on ensuring that businesses in our portfolio have sufficient financial flexibility and balance sheet strength to weather these unprecedented times. The most recent periods of extreme uncertainty and disruption in the equity markets prior to the current one — the 2008 financial crisis and the aftermath of 9/11 — proved to be attractive times to make long-term investments in high-quality, mid-sized growth stocks. We are optimistic that this current period will ultimately provide similar upside for our portfolio.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	(15.69)%	(10.51)%	6.74%	5.40%	10.43%	12.07%
Baron Growth Fund — Institutional Shares[1,2,3]	(15.58)%	(10.27)%	7.02%	5.67%	10.71%	12.19%
Baron Growth Fund — R6 Shares[1,2,3]	(15.58)%	(10.27)%	7.02%	5.67%	10.71%	12.19%
Russell 2000 Growth Index[1]	(17.31)%	(18.58)%	0.10%	1.70%	8.89%	6.78%
S&P 500 Index[1]	(12.31)%	(6.98)%	5.10%	6.73%	10.53%	9.16%

*	Not Annualized.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2020 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
MSCI, Inc.	9.5%
CoStar Group, Inc.	8.0%
ANSYS, Inc.	6.4%
FactSet Research Systems, Inc.	6.0%
Vail Resorts, Inc.	5.5%
Arch Capital Group Ltd.	5.0%
IDEXX Laboratories, Inc.	4.5%
Iridium Communications Inc.	3.6%
Gartner, Inc.	3.4%
Choice Hotels International, Inc.	3.4%

55.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of total investments)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Growth Fund1 declined 15.69%, while the Russell 2000 Growth Index lost 17.31% and the S&P 500 Index declined 12.31%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

Health Care investments contributed modestly during the period. Consumer Discretionary, Financials, and Information Technology detracted the most.

MSCI, Inc., a leading provider of investment decision support tools, was the top contributor. Shares increased on strong earnings reports. MSCI also benefited from its reputation as a durable “all weather franchise” during the disruption created by the COVID-19 pandemic. We retain long-term conviction as the company owns strong franchises and, in our view, remains well positioned to benefit from a number of prominent tailwinds in the investment community.

Arch Capital Group Ltd., a specialty insurance company based in Bermuda, detracted the most. Despite reporting strong earnings, the stock declined late in the period due to concerns that the COVID-19 pandemic will lead to an increase in claims and cancellations of business interruption and event cancellation policies. Although a recession could also cause higher losses for the economically sensitive mortgage insurance business, we continue to own the stock due to Arch’s strong management team and underwriting discipline.

As long-term, fundamental, bottom-up investors, our goal has always been to deliver superior returns over time with less risk. In unusual or unprecedented times such as now, we do research to understand what is happening to our companies, how management teams are adapting, and what the financial implications may be. Our businesses share a set of common attributes: large adjustable markets; favorable secular trends; high and growing barriers to entry; recurring and/or highly visible revenue; high margins; strong free cash flow conversion; and best-in-class management teams. We think these attributes, which are valuable in good times, are even more important in challenging times.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	(16.18)%	(16.24)%	3.81%	3.66%	9.19%	8.78%
Baron Small Cap Fund — Institutional Shares[1,2,3]	(16.08)%	(16.05)%	4.08%	3.93%	9.47%	8.91%
Baron Small Cap Fund — R6 Shares[1,2,3]	(16.09)%	(16.06)%	4.07%	3.92%	9.47%	8.91%
Russell 2000 Growth Index[1]	(17.31)%	(18.58)%	0.10%	1.70%	8.89%	4.88%
S&P 500 Index[1]	(12.31)%	(6.98)%	5.10%	6.73%	10.53%	6.56%

*	Not Annualized.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2020 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
SBA Communications Corp.	4.2%
Teladoc Health, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Gartner, Inc.	3.3%
ICON Plc	3.1%
Americold Realty Trust	2.9%
Clarivate Analytics Plc	2.7%
SiteOne Landscape Supply, Inc.	2.7%
DexCom, Inc.	2.7%
IDEXX Laboratories, Inc.	2.6%

32.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Small Cap Fund1 declined 16.18%, while the Russell 2000 Growth Index declined 17.31% and the S&P 500 Index declined 12.31%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

Holdings in the Health Care and Real Estate sectors contributed. Consumer Discretionary, Information Technology, and Industrials detracted the most.

Teladoc Health Inc., the U.S.’s leading provider of telehealth services, was the top contributor after shares soared due to the COVID-19 outbreak. Telehealth is perfectly suited as an initial patient touchpoint in a time of social distancing and growing concerns of overwhelming the health care system. Call volumes have spiked, reimbursement for telehealth has been widely expanded, and restrictions on MD cross-state licensure have been lifted to expand the pool of available doctors. We believe the crisis has accelerated the adoption and cemented the use of telehealth.

Floor & Decor Holdings Inc., a hard-surface flooring retailer, detracted the most. Shares fell after the company closed all stores in March due to the COVID-19 pandemic. Although online orders are still being accepted, we expect store closures and weaker end-demand to negatively impact 2020 results. We believe Floor & Decor is a differentiated retail concept with a big long-term opportunity for store growth (120 stores today vs. 400 target), and expect the company to emerge from this crisis stronger and in a better position to open stores and gain market share in the long term.

As of this writing, we are seeing cautious optimism from early signs that the COVID-19 spread across the U.S. may be slowing and hope that the government’s resolve and response to carry its citizens and businesses during the shutdown would succeed. While we are concerned that it will not be so easy to quickly reopen the economy, that substantial damage will be done the longer the economy stays shut, and that a robust recovery is unlikely, we believe that, eventually, this will pass. We believe small caps are set up to shine when the equity markets recover, as usually is the case. At the bottom, bearishness is extreme and anxiety high, which is a good time to buy. We think investors who can stomach the uncertainty and stay invested will benefit in the long run.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	6.47%	7.82%	19.98%	12.95%	12.71%	7.15%
Baron Opportunity Fund — Institutional Shares[1,2,3]	6.67%	8.11%	20.30%	13.26%	13.00%	7.31%
Baron Opportunity Fund — R6 Shares[1,2,3]	6.66%	8.15%	20.32%	13.28%	13.02%	7.31%
Russell 3000 Growth Index[1]	(5.77)%	(0.44)%	10.54%	9.74%	12.68%	4.27%
S&P 500 Index[1]	(12.31)%	(6.98)%	5.10%	6.73%	10.53%	5.26%

*	Not Annualized.

†

The Fund’s 1, 3, 5 and 10-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2020 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
Microsoft Corporation	7.6%
Amazon.com, Inc.	6.7%
Tesla, Inc.	4.9%
Alphabet Inc.	4.2%
Guidewire Software, Inc.	2.7%
Mellanox Technologies Ltd.	2.6%
Alibaba Group Holding Limited	2.3%
CoStar Group, Inc.	2.3%
Adobe Inc.	2.1%
Gartner, Inc.	2.0%

37.4%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Opportunity Fund1 increased 6.47%, while the Russell 3000 Growth Index declined 5.77% and the S&P 500 Index declined 12.31%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high growth businesses of any market capitalization, selected for their capital appreciation potential.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

Investments in Consumer Discretionary, Health Care, and Information Technology contributed the most during the period. Financials, Industrials, and Communication Services detracted.

Tesla, Inc., which makes electric vehicles, solar products, and energy storage solutions, contributed the most. Despite COVID-19 disruptions, shares ended the period up significantly on strong results, including robust demand trends, market share growth, and improved gross margins, cost controls, and cash generation, leading to increased revenue and free cash flow. Tesla’s China factory project is moving ahead of schedule, and investors are anticipating that the new Model Y will positively impact the company’s P&L.

Gartner, Inc., a provider of syndicated research, was the top detractor. Despite robust forward-looking metrics in the company’s traditional research business, shares fell on investor concerns that Gartner’s destination events business, which represents approximately 11% of revenue, will be disproportionately impacted by the COVID-19 pandemic. We believe this headwind is transitory and the company’s core research business should remain resilient despite elevated uncertainty.

This is a time of significant unknowns. However, we don’t have to answer the unanswerable to deliver strong investment returns. Rather, we are focusing our research, analysis and investment decisions, as we always do, on what we can know and what matters. This means identifying the powerful, durable secular growth trends that we believe will drive economic growth regardless of short-term economic cycles or stock market gyrations as well as the companies with sustainable competitive advantages, profitable business models, and long-term-oriented managers driving or riding those trends. We establish and monitor short- and long-term price targets for all our holdings and target companies, using internal projections of revenues, earnings, and free cash flow and appropriate multiples, and we buy or add to our stakes in these companies at prices where we believe we can deliver substantial returns.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND†

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	(2.80)%	2.10%	14.38%	11.32%	12.60%	8.74%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	(2.68)%	2.35%	14.67%	11.61%	12.88%	8.92%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	(2.67)%	2.35%	14.67%	11.62%	12.89%	8.92%
Russell 1000 Growth Index[1]	(4.98)%	0.91%	11.32%	10.36%	12.97%	9.27%
S&P 500 Index[1]	(12.31)%	(6.98)%	5.10%	6.73%	10.53%	7.67%

*	Not Annualized.

†

The Fund’s 1-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2020 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
Amazon.com, Inc.	11.7%
Alibaba Group Holding Limited	6.1%
Mastercard Incorporated	5.5%
Veeva Systems Inc.	5.3%
Alphabet Inc.	4.8%
Visa, Inc.	4.7%
Illumina, Inc.	4.2%
Equinix, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Fidelity National Information Services, Inc.	3.7%

54.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Fifth Avenue Growth Fund1 declined 2.80%, while the Russell 1000 Growth Index declined 4.98% and the S&P 500 Index declined 12.31%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages that have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

Consumer Discretionary and Real Estate investments contributed in the period. Information Technology, Health Care, and Financials detracted the most.

Amazon.com, Inc., the world’s largest retailer and cloud services provider, was the top contributor. Shares rose on strong quarter revenue and profitability metrics as well as resilience during the COVID-19 pandemic. While e-commerce penetration is rising rapidly and Amazon continues to grow its addressable market by entering new verticals, we believe the more material driver of growth is Amazon Web Services (AWS). AWS is the leader in the vast and growing cloud infrastructure market, and we expect this business to compete in application software as well.

The Fund’s largest detractor during the period, PagSeguro Digital Ltd., is a payment processor and merchant acquirer in Brazil targeting small- and micro-sized merchants with no formal banking relationship. Shares declined on expected softness in merchant sales due to the COVID-19 pandemic, resulting in a decline in revenues and, to a lesser extent, a rise in delinquencies in PagSeguro’s lending business. We believe earnings will be impacted less than investors anticipate due to a high proportion of variable costs, and we expect these impacts to be temporary.

Every day we live and invest in a world full of uncertainty. The challenges we face are real and serious, with clearly uncertain outcomes. History would suggest that most will prove passing or manageable. The business of capital allocation is the business of taking risk, managing uncertainty, and taking advantage of long-term opportunities that risks and uncertainties create. Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the long-term prospects of our investments and continue to search for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	(11.94)%	(15.38)%	7.25%	5.96%	10.27%
Baron Discovery Fund — Institutional Shares[1,2]	(11.82)%	(15.18)%	7.51%	6.22%	10.54%
Baron Discovery Fund — R6 Shares[1,2,3]	(11.82)%	(15.18)%	7.53%	6.24%	10.55%
Russell 2000 Growth Index[1]	(17.31)%	(18.58)%	0.10%	1.70%	4.43%
S&P 500 Index[1]	(12.31)%	(6.98)%	5.10%	6.73%	9.05%

*	Not Annualized.

†

The Fund’s 1-, 3-, and 5-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2020 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
Kinsale Capital Group, Inc.	4.0%
Emergent BioSolutions Inc.	3.5%
Mercury Systems, Inc.	3.4%
Americold Realty Trust	3.3%
Qualys, Inc.	3.2%
Inogen, Inc.	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Everbridge, Inc.	2.8%
Endava plc	2.7%
Veracyte, Inc.	2.6%

31.5%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Discovery Fund1 declined 11.94%, while the Russell 2000 Growth Index declined 17.31% and the S&P 500 Index declined 12.31%.

Baron Discovery Fund invests primarily in small-sized U.S. companies, at time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund’s weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund’s weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index. We seek investments for the Fund that are for the long term at attractive valuations in companies with appropriately capitalized, open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

No sector contributed during the period. Consumer Discretionary, Industrials, and Health Care investments detracted the most.

Teladoc Health, Inc., the U.S.’s leading provider of telehealth services, was the top contributor after shares soared due to the COVID-19 outbreak. Telehealth is perfectly suited as an initial patient touchpoint in a time of social distancing and growing concerns of overwhelming the health care system. Call volumes have spiked, reimbursement for telehealth has been widely expanded, and restrictions on MD cross-state licensure have been lifted to expand the pool of available doctors. We believe the crisis has accelerated the adoption and cemented the use of telehealth.

TherapeuticsMD, Inc. detracted the most. TherapeuticsMD is a specialty pharmaceutical company focused on the hormone replacement therapy market with three FDA approved drugs in the process of being launched. Shares declined late in the period on expectations of hampered launch efforts due to the COVID-19 outbreak, resulting in unmet goals for the year. We believe the company is well capitalized after a recent equity raise in October 2019 and shares are drastically undervalued as the health crisis is merely delaying product launches.

The companies we own are high quality, innovative, and run by excellent management teams. We think their long-term fundamentals remain strong and fully expect them to weather the current economic environment and emerge in a stronger competitive position on the other side. We also believe the current uncertainty and dislocation will create opportunities to purchase additional fast-growing businesses at reasonable valuations. Economic recoveries have typically been good environments to be invested in fast growing small companies and we would expect the next recovery to be no different.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund	March 31, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020
	Six Months*	One Year	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	(7.39)%	3.02%	4.07%
Baron Durable Advantage Fund — Institutional Shares[1,2]	(7.28)%	3.30%	4.32%
Baron Durable Advantage Fund — R6 Shares[1,2]	(7.28)%	3.30%	4.32%
S&P 500 Index[1]	(12.31)%	(6.98)%	0.48%

*	Not Annualized.

[1]

The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2020 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2020

Percent of Net Assets
Microsoft Corporation	6.0%
Adobe Inc.	5.3%
S&P Global Inc.	5.0%
Moody’s Corporation	4.9%
Mastercard Incorporated	4.4%
Accenture plc	4.2%
Alphabet Inc.	4.2%
Danaher Corporation	4.1%
IHS Markit Ltd.	3.8%
Fidelity National Information Services, Inc.	3.7%

45.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2020, Baron Durable Advantage Fund1 declined 7.39% while the S&P 500 Index declined 12.31%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

U.S. equities rose throughout most of the six-month period, achieving all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus escalated outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the Coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally. It was a precipitous and alarming end to the historic 11-year bull market.

The Materials sector was a modest contributor during the period. Communication Services, Consumer Staples, and Information Technology holdings detracted the most.

Apple, Inc., maker of the iPhone and other hardware products, contributed the most after the company guided to revenues and margin that beat investor expectations as well as successful product launches of the new iPhone and a host of services. While shares gave up some gains in the COVID-19 pandemic, we retain conviction based on Apple’s status as a leading brand and capital returns post tax reform.

Constellation Brands, Inc., the third largest beer producer in the U.S. and the world’s leading premium wine company, detracted the most. Shares declined due to investor concerns over growth and profitability at Canopy (in which Constellation owns a 40% stake) and slower share gains for its Corona brand, as well as growth of the hard seltzer category to which Constellation has not had exposure. We retain conviction based on Constellation’s fast growing portfolio of Mexican imports and recent divestitures of its low-end wine business and underperforming beer business.

Every day we live and invest in a world full of uncertainty. The challenges we face are real and serious, with clearly uncertain outcomes. History would suggest that most will prove passing or manageable. The business of capital allocation is the business of taking risk, managing uncertainty, and taking advantage of long-term opportunities that risks and uncertainties create. Our goal is to invest in large-cap companies that we believe have strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is returned to shareholders as dividends or share repurchases. We hope to maximize long-term returns without taking significant risks of permanent loss of capital. We are optimistic about the prospects of the companies in which we are invested and will always continue to search for new ideas and opportunities.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2020

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (98.62%)
Communication Services (2.26%)
	Cable & Satellite (1.27%)
425,000	Liberty Broadband Corporation, Cl C1	$32,000,689	$47,056,000

	Interactive Media & Services (0.99%)
1,018,374	Zillow Group, Inc., Cl C1	31,099,419	36,681,832

Total Communication Services		63,100,108	83,737,832

Consumer Discretionary (4.84%)
	Hotels, Resorts & Cruise Lines (1.62%)
556,442	Choice Hotels International, Inc.	5,979,508	34,082,072
543,233	Hyatt Hotels Corp., Cl A	16,817,762	26,020,861

		22,797,270	60,102,933

	Internet & Direct Marketing Retail (0.72%)
19,759	Booking Holdings, Inc.[1]	3,141,065	26,582,178

	Leisure Facilities (2.50%)
626,538	Vail Resorts, Inc.	12,134,164	92,545,928

Total Consumer Discretionary		38,072,499	179,231,039

Financials (12.48%)
	Asset Management & Custody Banks (0.76%)
287,514	T. Rowe Price Group, Inc.	9,128,544	28,075,742

	Financial Exchanges & Data (5.63%)
385,725	FactSet Research Systems, Inc.	20,748,103	100,550,793
257,267	MarketAxess Holdings, Inc.	31,487,484	85,559,286
30,000	MSCI, Inc.	7,783,774	8,668,800
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	13,712,986

		71,998,074	208,491,865

	Insurance Brokers (1.79%)
390,421	Willis Towers Watson plc[2]	49,888,995	66,313,007

	Investment Banking & Brokerage (1.75%)
1,935,936	The Charles Schwab Corp.	1,708,435	65,086,168

	Property & Casualty Insurance (1.84%)
2,393,444	Arch Capital Group Ltd.[1,2]	8,625,560	68,117,416

	Regional Banks (0.71%)
320,421	First Republic Bank	8,284,701	26,364,240

Total Financials		149,634,309	462,448,438

Health Care (23.87%)
	Health Care Equipment (9.10%)
178,000	DexCom, Inc.[1]	26,639,704	47,930,060
951,630	IDEXX Laboratories, Inc.[1]	17,699,053	230,522,851
199,644	Teleflex, Inc.	40,334,965	58,467,742

		84,673,722	336,920,653

	Health Care Supplies (4.06%)
215,418	The Cooper Companies, Inc.	36,713,299	59,384,280
598,404	West Pharmaceutical Services, Inc.	26,107,582	91,107,009

		62,820,881	150,491,289

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Technology (1.94%)
459,386	Veeva Systems, Inc., Cl A1	$27,115,596	$71,834,189

	Life Sciences Tools & Services (8.77%)
100,682	10X Genomics, Inc., Cl A1	3,926,598	6,274,502
431,986	Bio-Techne Corporation	45,942,864	81,913,185
302,552	Illumina, Inc.[1]	13,002,071	82,633,002
223,117	Mettler-Toledo International, Inc.[1]	13,651,858	154,064,520

		76,523,391	324,885,209

Total Health Care		251,133,590	884,131,340

Industrials (19.03%)
	Aerospace & Defense (0.77%)
588,082	BWX Technologies, Inc.	29,416,776	28,645,474

	Agricultural & Farm Machinery (1.01%)
573,045	The Toro Co.	35,465,155	37,299,499

	Environmental & Facilities Services (1.07%)
1,095,612	Rollins, Inc.	24,597,483	39,595,418

	Industrial Conglomerates (2.37%)
282,192	Roper Technologies, Inc.	34,625,205	87,990,287

	Industrial Machinery (1.68%)
450,760	IDEX Corporation	34,712,821	62,254,464

	Research & Consulting Services (12.13%)
2,230,474	Clarivate Analytics Plc[1,2]	35,903,681	46,282,335
215,493	CoStar Group, Inc.[1]	42,162,593	126,539,645
1,468,500	TransUnion	79,691,638	97,185,330
1,286,206	Verisk Analytics, Inc.	41,840,861	179,271,392

		199,598,773	449,278,702

Total Industrials		358,416,213	705,063,844

Information Technology (28.18%)
	Application Software (13.08%)
596,856	ANSYS, Inc.[1]	25,747,537	138,751,114
395,300	Aspen Technology, Inc.[1]	40,628,908	37,581,171
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,866	81,919,177
75,000	Fair Isaac Corp.[1]	29,841,190	23,076,750
1,421,809	Guidewire Software, Inc.[1]	77,473,157	112,763,672
136,000	RingCentral, Inc., Cl A1	25,147,336	28,819,760
1,042,076	SS&C Technologies Holdings, Inc.	32,682,577	45,663,770
83,000	The Trade Desk, Inc., Cl A1	16,471,979	16,019,000

		312,019,550	484,594,414

	Data Processing & Outsourced Services (3.51%)
734,217	Fidelity National Information Services, Inc.	44,913,879	89,310,156
217,448	FleetCor Technologies, Inc.[1]	12,816,767	40,562,750

		57,730,646	129,872,906

	Electronic Components (0.88%)
450,000	Amphenol Corp., Cl A	42,881,684	32,796,000

	Internet Services & Infrastructure (5.42%)
457,986	GDS Holdings Limited, ADR[1,2]	25,799,648	26,549,449
699,103	Verisign, Inc.[1]	42,196,952	125,901,459
480,000	Wix.com Ltd.[1,2]	43,353,666	48,393,600

		111,350,266	200,844,508

16	See Notes to Financial Statements.

March 31, 2020	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	IT Consulting & Other Services (4.26%)
1,584,323	Gartner, Inc.[1]	$39,586,888	$157,751,041

	Technology Distributors (1.03%)
407,363	CDW Corp.	27,215,415	37,994,747

Total Information Technology		590,784,449	1,043,853,616

Real Estate (7.96%)
	Office REITs (0.31%)
41,583	Alexander’s, Inc.[4]	1,760,107	11,474,829

	Real Estate Services (1.27%)
1,243,323	CBRE Group, Inc., Cl A1	19,021,762	46,885,710

	Specialized REITs (6.38%)
200,000	Alexandria Real Estate Equities, Inc.[4]	30,325,124	27,412,000
127,416	Equinix, Inc.	10,066,062	79,580,211
479,856	SBA Communications Corp.	16,169,379	129,546,725

		56,560,565	236,538,936

Total Real Estate		77,342,434	294,899,475

Total Common Stocks		1,528,483,602	3,653,365,584

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	0	180,639

Principal Amount		Cost	Value
Short Term Investments (1.22%)
$44,975,314	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity - $44,975,314; (Fully collateralized by $44,215,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value - $45,878,324)[5]	$44,975,314	$44,975,314

Total Investments (99.84%)		$1,573,458,916	3,698,521,537

Cash and Other Assets Less Liabilities (0.16%)			6,032,831

Net Assets			$3,704,554,368

Retail Shares (Equivalent to $71.87 per share based on 26,194,718 shares outstanding)			$1,882,653,141

Institutional Shares (Equivalent to $74.98 per share based on 22,961,563 shares outstanding)			$1,721,593,378

R6 Shares (Equivalent to $74.96 per share based on 1,338,071 shares outstanding)			$100,307,849

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2020, the market value of restricted and fair valued securities amounted to $180,639 or 0.00% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2020

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (99.87%)
Communication Services (5.03%)
	Alternative Carriers (3.65%)
8,862,608	Iridium Communications, Inc.[1,4]	$55,774,685	$197,902,037

	Movies & Entertainment (1.38%)
4,950,000	Manchester United plc, Cl A2	69,534,954	74,497,500

Total Communication Services		125,309,639	272,399,537

Consumer Discretionary (15.19%)
	Casinos & Gaming (1.99%)
725,000	Boyd Gaming Corporation	18,479,841	10,454,500
5,640,000	Penn National Gaming, Inc.[1]	76,554,318	71,346,000
3,047,233	Red Rock Resorts, Inc., Cl A	63,585,466	26,053,842

		158,619,625	107,854,342

	Education Services (2.64%)
1,400,000	Bright Horizons Family Solutions, Inc.[1]	44,395,570	142,800,000

	Hotels, Resorts & Cruise Lines (5.00%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	183,750,000
1,520,186	Marriott Vacations Worldwide Corp.	82,409,035	84,491,938
555,000	OneSpaWorld Holdings Ltd.[5]	5,550,000	2,253,300

		160,741,162	270,495,238

	Leisure Facilities (5.56%)
2,040,000	Vail Resorts, Inc.[4]	58,372,047	301,328,400

Total Consumer Discretionary		422,128,404	822,477,980

Consumer Staples (0.46%)
	Food Distributors (0.46%)
1,000,000	Performance Food Group Co.[1]	19,000,000	24,720,000

Financials (32.06%)
	Asset Management & Custody Banks (2.64%)
2,400,000	The Carlyle Group, Inc. (formerly, The Carlyle Group)	50,219,527	51,960,000
2,000,000	Cohen & Steers, Inc.	48,597,830	90,900,000

		98,817,357	142,860,000

	Consumer Finance (0.22%)
65,500	LendingTree, Inc.[1]	14,670,615	12,012,045

	Financial Exchanges & Data (17.97%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	325,850,000
1,120,000	Morningstar, Inc.	24,781,088	130,200,000
1,790,000	MSCI, Inc.	34,035,194	517,238,400

		121,352,378	973,288,400

	Insurance Brokers (0.16%)
828,955	BRP Group, Inc., Cl A1	11,605,370	8,745,475

	Investment Banking & Brokerage (0.84%)
450,000	Houlihan Lokey, Inc.	19,625,873	23,454,000
775,000	Moelis & Co., Cl A	19,151,133	21,777,500

		38,777,006	45,231,500

	Life & Health Insurance (2.99%)
1,830,000	Primerica, Inc.	39,022,572	161,918,400

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)

	Property & Casualty Insurance (6.98%)
9,590,000	Arch Capital Group Ltd.[1,2]	$30,163,413	$272,931,400
1,003,449	Kinsale Capital Group, Inc.	35,154,566	104,890,524

		65,317,979	377,821,924

	Thrifts & Mortgage Finance (0.26%)
530,000	Essent Group Ltd.[2]	14,737,154	13,960,200

Total Financials		404,300,431	1,735,837,944

Health Care (12.06%)
	Biotechnology (0.37%)
330,000	Alector, Inc.[1]	7,092,149	7,962,900
678,051	Denali Therapeutics, Inc.[1]	12,825,338	11,872,673

		19,917,487	19,835,573

	Health Care Equipment (4.47%)
1,000,000	IDEXX Laboratories, Inc.[1]	14,678,113	242,240,000

	Health Care Supplies (2.20%)
573,717	Neogen Corp.[1]	13,141,410	38,433,302
530,000	West Pharmaceutical Services, Inc.	18,069,792	80,692,500

		31,211,202	119,125,802

	Health Care Technology (0.39%)
483,399	Schrödinger, Inc.[1]	8,870,882	20,844,165

	Life Sciences Tools & Services (4.47%)
432,655	Adaptive Biotechnologies Corporation[1]	14,268,834	12,019,156
850,000	Bio-Techne Corporation	44,923,357	161,177,000
100,000	Mettler-Toledo International, Inc.[1]	4,577,488	69,051,000

		63,769,679	242,247,156

	Pharmaceuticals (0.16%)
300,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	8,518,489	8,651,226

Total Health Care		146,965,852	652,943,922

Industrials (10.37%)
	Building Products (1.96%)
1,325,000	Trex Company, Inc.[1]	24,067,433	106,185,500

	Environmental & Facilities Services (0.08%)
396,108	BrightView Holdings, Inc.[1]	4,825,022	4,380,955

	Industrial Machinery (0.31%)
4,275,000	Marel hf (Netherlands)[2,6]	18,281,670	16,607,015

	Research & Consulting Services (8.02%)
740,000	CoStar Group, Inc.[1]	31,299,135	434,535,400

Total Industrials		78,473,260	561,708,870

Information Technology (17.12%)
	Application Software (12.54%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	19,212,500
1,500,000	ANSYS, Inc.[1]	35,363,291	348,705,000
1,160,000	Guidewire Software, Inc.[1]	37,235,023	91,999,600
1,000,000	Pegasystems, Inc.	13,997,009	71,230,000
3,375,000	SS&C Technologies Holdings, Inc.	26,445,719	147,892,500

		124,371,061	679,039,600

18	See Notes to Financial Statements.

March 31, 2020	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Electronic Components (0.60%)
243,500	Littelfuse, Inc.	$27,149,296	$32,487,770

	Internet Services & Infrastructure (0.56%)
300,000	Wix.com Ltd.[1,2]	18,156,068	30,246,000

	IT Consulting & Other Services (3.42%)
1,861,053	Gartner, Inc.[1]	27,129,354	185,305,047

Total Information Technology		196,805,779	927,078,417

Real Estate (7.58%)
	Diversified REITs (0.22%)
460,135	American Assets Trust, Inc.	8,484,044	11,503,375

	Office REITs (2.57%)
90,000	Alexander’s, Inc.[5]	11,140,498	24,835,500
3,750,000	Douglas Emmett, Inc.	43,603,704	114,412,500

		54,744,202	139,248,000

	Real Estate Development (0.13%)
675,000	Forestar Group, Inc.[1]	11,930,668	6,986,250

	Specialized REITs (4.66%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,438,288	102,795,000
5,400,000	Gaming and Leisure Properties, Inc.	117,127,090	149,634,000

		143,565,378	252,429,000

Total Real Estate		218,724,292	410,166,625

Total Common Stocks		1,611,707,657	5,407,333,295

Private Preferred Stocks (0.33%)
Health Care (0.33%)
	Health Care Technology (0.33%)
448,722	Schrödinger, Inc., Series E1,3,6	4,999,999	18,087,984

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	$0	$60,804

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5,6]	0	113,888

Total Investments (100.20%)		$1,616,707,656	5,425,595,971

Liabilities Less Cash and Other Assets (-0.20%)			(10,964,011)

Net Assets			$5,414,631,960

Retail Shares (Equivalent to $64.18 per share based on 30,267,259 shares outstanding)			$1,942,644,821

Institutional Shares (Equivalent to $66.58 per share based on 50,300,846 shares outstanding)			$3,349,033,732

R6 Shares (Equivalent to $66.59 per share based on 1,846,475 shares outstanding)			$122,953,407

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2020, the market value of restricted and fair valued securities amounted to $18,148,788 or 0.33% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2020

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (95.65%)
Communication Services (4.65%)
	Cable & Satellite (2.40%)
100,000	Liberty Broadband Corporation, Cl A1	$404,823	$10,700,000
275,000	Liberty Broadband Corporation, Cl C1	1,079,680	30,448,000
1,000,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	2,168,308	31,620,000

		3,652,811	72,768,000

	Movies & Entertainment (2.25%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C1	10,168,679	20,422,500
225,000	The Madison Square Garden Company, Cl A1	11,968,716	47,567,250

		22,137,395	67,989,750

Total Communication Services		25,790,206	140,757,750

Consumer Discretionary (11.29%)
	Casinos & Gaming (0.85%)
3,000,000	Red Rock Resorts, Inc., Cl A	65,067,490	25,650,000

	Education Services (2.44%)
725,000	Bright Horizons Family Solutions, Inc.[1]	22,479,147	73,950,000

	General Merchandise Stores (1.11%)
725,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	42,455,413	33,596,500

	Home Improvement Retail (2.12%)
2,000,000	Floor & Decor Holdings, Inc., Cl A1	78,500,578	64,180,000

	Homebuilding (2.17%)
1,650,000	Installed Building Products, Inc.[1,3]	94,760,518	65,785,500

	Hotels, Resorts & Cruise Lines (0.33%)
2,500,000	OneSpaWorld Holdings Ltd.[1,2,4]	27,000,000	10,150,000

	Leisure Facilities (1.29%)
800,000	Planet Fitness, Inc., Cl A1	28,416,504	38,960,000

	Restaurants (0.68%)
500,000	BJ’s Restaurants, Inc.	18,498,709	6,945,000
800,000	The Cheesecake Factory, Inc.	21,568,144	13,664,000

		40,066,853	20,609,000

	Specialty Stores (0.30%)
1,823,425	Hudson Ltd., Cl A1,2	31,959,608	9,153,594

Total Consumer Discretionary		430,706,111	342,034,594

Financials (2.93%)
	Insurance Brokers (0.47%)
1,360,000	BRP Group, Inc., Cl A1	20,582,945	14,348,000

	Investment Banking & Brokerage (1.77%)
625,000	Houlihan Lokey, Inc.	28,909,333	32,575,000
750,000	Moelis & Co., Cl A	15,297,251	21,075,000

		44,206,584	53,650,000

	Property & Casualty Insurance (0.69%)
200,000	Kinsale Capital Group, Inc.	17,719,714	20,906,000

Total Financials		82,509,243	88,904,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (22.04%)
	Health Care Equipment (7.44%)
450,000	Cantel Medical Corp.	$18,658,868	$16,155,000
300,000	DexCom, Inc.[1]	3,984,388	80,781,000
325,000	IDEXX Laboratories, Inc.[1]	4,831,318	78,728,000
300,000	Inspire Medical Systems, Inc.[1,4]	15,398,160	18,084,000
1,000,000	Silk Road Medical, Inc.[1,4]	38,341,580	31,480,000

		81,214,314	225,228,000

	Health Care Supplies (0.39%)
175,000	Neogen Corp.[1]	9,472,399	11,723,250

	Health Care Technology (4.22%)
825,000	Teladoc Health, Inc.[1]	25,812,122	127,883,250

	Life Sciences Tools & Services (7.37%)
250,000	Guardant Health, Inc.[1,4]	4,953,265	17,400,000
700,000	ICON plc[1,2]	19,870,562	95,200,000
70,000	Mettler-Toledo International, Inc.[1]	3,418,551	48,335,700
750,000	PRA Health Sciences, Inc.[1]	13,594,033	62,280,000

		41,836,411	223,215,700

	Managed Health Care (1.67%)
1,000,000	HealthEquity, Inc.[1]	23,274,522	50,590,000

	Pharmaceuticals (0.95%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,5]	28,027,985	28,837,421

Total Health Care		209,637,753	667,477,621

Industrials (20.84%)
	Aerospace & Defense (3.84%)
1,000,000	Mercury Systems, Inc.[1]	25,872,953	71,340,000
140,000	TransDigm Group, Inc.	0	44,826,600

		25,872,953	116,166,600

	Building Products (1.54%)
500,000	Advanced Drainage Systems, Inc.	15,141,744	14,720,000
400,000	Trex Company, Inc.[1]	30,505,504	32,056,000

		45,647,248	46,776,000

	Electrical Components & Equipment (2.00%)
7,000,000	Vertiv Holdings LLC (formerly GS Acquisition Holdings Corp. Cl A)[1]	69,871,612	60,550,000

	Environmental & Facilities Services (2.37%)
925,000	Waste Connections, Inc.[2]	40,391,667	71,687,500

	Human Resource & Employment Services (2.04%)
1,750,000	ASGN, Inc.[1]	45,317,074	61,810,000

	Industrial Conglomerates (0.35%)
500,000	Raven Industries, Inc.	17,361,651	10,615,000

	Industrial Machinery (3.29%)
611,612	Helios Technologies, Inc.	28,660,786	23,192,327
725,000	John Bean Technologies Corp.	62,999,777	53,845,750
200,000	RBC Bearings, Incorporated[1]	12,713,721	22,558,000

		104,374,284	99,596,077

	Research & Consulting Services (2.74%)
4,000,000	Clarivate Analytics Plc[1,2]	44,078,833	83,000,000

20	See Notes to Financial Statements.

March 31, 2020	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Trading Companies & Distributors (2.67%)
1,100,000	SiteOne Landscape Supply, Inc.[1]	$32,331,782	$80,982,000

Total Industrials		425,247,104	631,183,177

Information Technology (22.54%)
	Application Software (10.87%)
1,000,000	Altair Engineering, Inc., Cl A1	16,264,110	26,500,000
800,000	Aspen Technology, Inc.[1]	29,983,938	76,056,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	42,559,500
1,500,000	Guidewire Software, Inc.[1]	40,880,643	118,965,000
300,000	The Trade Desk, Inc., Cl A1	10,650,000	57,900,000
719,116	Yext, Inc.[1]	8,871,363	7,327,792

		130,361,775	329,308,292

	Data Processing & Outsourced Services (3.04%)
3,500,000	Repay Holdings Corporation, Cl A1,3	35,000,000	50,225,000
400,000	WEX, Inc.[1]	16,802,435	41,820,000

		51,802,435	92,045,000

	Electronic Equipment & Instruments (1.99%)
1,425,000	Cognex Corp.	11,282,960	60,163,500

	Internet Services & Infrastructure (1.67%)
500,000	Wix.com Ltd.[1,2]	27,175,966	50,410,000

	IT Consulting & Other Services (4.97%)
600,000	Endava plc, ADR[1,2]	16,610,349	21,096,000
1,000,000	Gartner, Inc.[1]	14,988,362	99,570,000
2,100,000	Grid Dynamics Holdings, Inc. (formerly, Chaserg Technology Acquisition Corp., Cl A)[1]	21,637,915	16,800,000
400,000	LiveRamp Holdings, Inc.[1]	8,433,994	13,168,000

		61,670,620	150,634,000

Total Information Technology		282,293,756	682,560,792

Materials (3.62%)
	Construction Materials (0.79%)
1,600,000	Summit Materials, Inc., Cl A1	29,176,146	24,000,000

	Metal & Glass Containers (0.89%)
800,000	Berry Global Group, Inc.[1]	12,652,147	26,968,000

	Specialty Chemicals (1.94%)
500,000	Ingevity Corp.[1]	42,892,222	17,600,000
1,500,000	PolyOne Corp.	51,016,302	28,455,000
100,000	Quaker Chemical Corp.	15,148,385	12,628,000

		109,056,909	58,683,000

Total Materials		150,885,202	109,651,000

Real Estate (7.39%)
	Specialized REITs (7.39%)
2,600,000	Americold Realty Trust[4]	57,674,635	88,504,000
250,000	Gaming and Leisure Properties, Inc.	2,408,364	6,927,500
475,000	SBA Communications Corp.	1,913,720	128,235,750

Total Real Estate		61,996,719	223,667,250

Shares		Cost	Value
Common Stocks (continued)
Unclassified (0.35%)
	Unclassified (0.35%)
850,000	Diamond Eagle Acquisition Corp., Cl A1	$11,094,483	$10,489,000

Total Common Stocks		1,680,160,577	2,896,725,184

Warrants (0.16%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,4,5]	0	307,803

Information Technology (0.15%)
	Data Processing & Outsourced Services (0.15%)
3,500,000	Repay Holdings Corporation Warrants Exp 7/11/2024[1,3]	0	4,585,000

Total Warrants		0	4,892,803

Principal Amount
Short Term Investments (4.06%)
$122,934,366	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity - $122,934,366; (Fully collateralized by $120,850,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value - $125,396,256)[5]	122,934,366	122,934,366

Total Investments (99.87%)		$1,803,094,943	3,024,552,353

Cash and Other Assets Less Liabilities (0.13%)			4,018,044

Net Assets			$3,028,570,397

Retail Shares (Equivalent to $22.50 per share based on 47,715,207 shares outstanding)			$1,073,518,506

Institutional Shares (Equivalent to $23.62 per share based on 77,030,389 shares outstanding)			$1,819,592,288

R6 Shares (Equivalent to $23.61 per share based on 5,736,246 shares outstanding)			$135,459,603

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 10 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2020

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (92.49%)
Communication Services (10.68%)
	Interactive Home Entertainment (2.45%)
62,700	Electronic Arts, Inc.[1]	$6,067,100	$6,280,659
42,000	Take-Two Interactive Software, Inc.[1]	4,454,639	4,981,620

		10,521,739	11,262,279

	Interactive Media & Services (6.39%)
16,450	Alphabet, Inc., Cl C1	13,015,659	19,128,225
35,200	Facebook, Inc., Cl A1	7,319,736	5,871,360
366,000	Snap, Inc., Cl A1	5,626,740	4,351,740

		25,962,135	29,351,325

	Movies & Entertainment (1.84%)
122,614	Manchester United plc, Cl A2	1,867,993	1,845,341
17,525	Netflix, Inc.[1]	902,756	6,580,637

		2,770,749	8,425,978

Total Communication Services		39,254,623	49,039,582

Consumer Discretionary (16.94%)
	Automobile Manufacturers (4.87%)
42,700	Tesla, Inc.[1]	9,302,003	22,374,800

	Education Services (0.71%)
77,236	Arco Platform Limited, Cl A1,2	1,351,630	3,263,994

	Internet & Direct Marketing Retail (11.36%)
54,600	Alibaba Group Holding Limited, ADR[1,2]	6,165,043	10,618,608
15,675	Amazon.com, Inc.[1]	6,142,645	30,561,861
8,529	MercadoLibre, Inc.[1]	4,838,488	4,167,099
1,644,126	Trainline Plc, 144A (United Kingdom)[1,2,4]	7,333,460	6,825,975

		24,479,636	52,173,543

Total Consumer Discretionary		35,133,269	77,812,337

Financials (1.88%)
	Asset Management & Custody Banks (1.11%)
115,500	Brookfield Asset Management, Inc., Cl A2	6,374,239	5,110,875

	Financial Exchanges & Data (0.77%)
10,600	MarketAxess Holdings, Inc.	1,129,413	3,525,242

Total Financials		7,503,652	8,636,117

Health Care (12.91%)
	Biotechnology (7.07%)
99,300	Acceleron Pharma, Inc.[1]	3,661,857	8,924,091
69,702	argenx SE, ADR[1,2]	2,103,334	9,181,845
104,100	Arrowhead Pharmaceuticals, Inc.[1]	1,891,413	2,994,957
40,200	Neurocrine Biosciences, Inc.[1]	3,482,733	3,479,310
33,100	Vertex Pharmaceuticals Incorporated[1]	5,438,788	7,876,145

		16,578,125	32,456,348

	Health Care Equipment (1.95%)
22,300	Edwards Lifesciences Corp.[1]	2,081,030	4,206,226
9,635	Intuitive Surgical, Inc.[1]	2,226,388	4,771,348

		4,307,418	8,977,574

	Health Care Technology (1.60%)
106,374	Schrödinger, Inc.[1]	1,808,358	4,586,847
17,800	Veeva Systems, Inc., Cl A1	2,595,016	2,783,386

		4,403,374	7,370,233

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (2.29%)
43,419	10X Genomics, Inc., Cl A1	$2,433,686	$2,705,872
34,837	Guardant Health, Inc.[1,3]	2,315,007	2,424,655
19,715	Illumina, Inc.[1]	1,881,779	5,384,561

		6,630,472	10,515,088

Total Health Care		31,919,389	59,319,243

Industrials (3.06%)
	Research & Consulting Services (3.06%)
17,933	CoStar Group, Inc.[1]	606,009	10,530,437
25,390	Verisk Analytics, Inc.	1,183,699	3,538,858

Total Industrials		1,789,708	14,069,295

Information Technology (42.84%)
	Application Software (15.56%)
30,600	Adobe, Inc.[1]	6,067,072	9,738,144
16,975	ANSYS, Inc.[1]	1,416,670	3,946,178
112,170	Ceridian HCM Holding, Inc.[1]	3,714,170	5,616,352
10,600	Coupa Software, Inc.[1]	1,109,769	1,481,138
157,100	Guidewire Software, Inc.[1]	3,949,773	12,459,601
42,700	RingCentral, Inc., Cl A1	3,277,189	9,048,557
31,480	salesforce.com, Inc.[1]	2,286,515	4,532,490
22,800	ServiceNow, Inc.[1,3]	1,658,026	6,534,024
57,200	Splunk, Inc.[1]	5,427,957	7,220,356
19,500	The Trade Desk, Inc., Cl A1	646,518	3,763,500
393,000	Yext, Inc.[1]	5,425,537	4,004,670
21,207	Zoom Video Communications, Inc., Cl A1	1,346,057	3,098,767

		36,325,253	71,443,777

	Data Processing & Outsourced Services (5.14%)
1,900	Adyen N.V., 144A (Netherlands)[1,2]	1,491,661	1,614,799
33,100	MasterCard Incorporated, Cl A	2,713,455	7,995,636
60,000	PayPal Holdings, Inc.[1]	6,076,523	5,744,400
51,300	Visa, Inc., Cl A	4,019,237	8,265,456

		14,300,876	23,620,291

	Internet Services & Infrastructure (4.24%)
159,677	GDS Holdings Limited, ADR[1,2]	6,236,172	9,256,476
38,741	Twilio, Inc., Cl A1	4,836,911	3,466,932
67,043	Wix.com Ltd.[1,2]	3,803,923	6,759,275

		14,877,006	19,482,683

	IT Consulting & Other Services (3.28%)
161,676	Endava plc, ADR[1,2]	4,825,855	5,684,528
94,187	Gartner, Inc.[1]	1,517,861	9,378,200

		6,343,716	15,062,728

	Semiconductors (4.36%)
100,200	Mellanox Technologies Ltd.[1,2]	6,872,939	12,156,264
29,800	NVIDIA Corp.	6,014,158	7,855,280

		12,887,097	20,011,544

	Systems Software (10.26%)
110,020	Datadog, Inc., Cl A1,3	3,447,759	3,958,519
85,723	Crowdstrike Holdings, Inc., Cl A1	4,145,057	4,773,057
220,900	Microsoft Corp.	21,063,007	34,838,139
34,800	Proofpoint, Inc.[1]	2,989,402	3,570,132

		31,645,225	47,139,847

Total Information Technology		116,379,173	196,760,870

22	See Notes to Financial Statements.

March 31, 2020	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (continued)
Real Estate (4.18%)
	Specialized REITs (4.18%)
32,000	Alexandria Real Estate Equities, Inc.[3]	$4,494,838	$4,385,920
108,500	Americold Realty Trust[3]	3,319,507	3,693,340
14,225	Equinix, Inc.	2,122,124	8,884,508
8,300	SBA Communications Corp.	27,760	2,240,751

Total Real Estate		9,964,229	19,204,519

Total Common Stocks		241,944,043	424,841,963

Principal Amount
Short Term Investments (6.85%)
$31,479,903	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity - $31,479,903; (Fully collateralized by $30,950,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value - $32,114,308)[4]	31,479,903	31,479,903

Total Investments (99.34%)		$273,423,946	456,321,866

Cash and Other Assets Less Liabilities (0.66%)			3,036,042

Net Assets			$459,357,908

Retail Shares (Equivalent to $21.33 per share based on 14,466,529 shares outstanding)			$308,601,119

Institutional Shares (Equivalent to $22.32 per share based on 6,058,139 shares outstanding)			$135,236,639

R6 Shares (Equivalent to $22.35 per share based on 694,554 shares outstanding)			$15,520,150

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $8,440,774 or 1.84% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2020

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (96.83%)
Communication Services (8.49%)
	Interactive Media & Services (8.49%)
1,948	Alphabet, Inc., Cl A1	$280,365	$2,263,479
10,283	Alphabet, Inc., Cl C1	4,420,382	11,957,175
64,665	Facebook, Inc., Cl A1	2,342,792	10,786,122

Total Communication Services		7,043,539	25,006,776

Consumer Discretionary (19.56%)
	Internet & Direct Marketing Retail (19.56%)
92,830	Alibaba Group Holding Limited, ADR[1,2]	7,959,441	18,053,578
17,716	Amazon.com, Inc.[1]	3,748,327	34,541,239
10,320	MercadoLibre, Inc.[1]	5,390,091	5,042,146

Total Consumer Discretionary		17,097,859	57,636,963

Financials (5.81%)
	Financial Exchanges & Data (5.81%)
54,208	CME Group, Inc.	5,248,889	9,373,105
31,598	S&P Global, Inc.	6,333,165	7,743,090

Total Financials		11,582,054	17,116,195

Health Care (16.94%)
	Biotechnology (3.07%)
37,971	Vertex Pharmaceuticals Incorporated[1]	5,909,493	9,035,199

	Health Care Equipment (4.10%)
24,371	Intuitive Surgical, Inc.[1]	8,390,754	12,068,763

	Health Care Technology (5.33%)
100,453	Veeva Systems, Inc., Cl A1	7,493,347	15,707,836

	Life Sciences Tools & Services (4.44%)
13,525	10X Genomics, Inc., Cl A1	776,280	842,878
44,814	Illumina, Inc.[1]	5,436,613	12,239,600

		6,212,893	13,082,478

Total Health Care		28,006,487	49,894,276

Information Technology (41.88%)
	Application Software (10.61%)
39,609	RingCentral, Inc., Cl A1	4,042,927	8,393,543
30,531	ServiceNow, Inc.[1,3]	8,805,434	8,749,574
190,189	Slack Technologies, Inc., Cl A1	4,165,279	5,104,673
71,388	Splunk, Inc.[1]	8,677,083	9,011,307

		25,690,723	31,259,097

	Data Processing & Outsourced Services (17.42%)
6,218	Adyen N.V., 144A (Netherlands)[1,2]	4,711,862	5,284,643
89,358	Fidelity National Information Services, Inc.	7,601,621	10,869,507
66,851	MasterCard Incorporated, Cl A	3,750,511	16,148,528
142,080	PagSeguro Digital Ltd., Cl A1,2	3,453,229	2,746,406
114,585	StoneCo Ltd., Cl A1,2	4,316,950	2,494,515
85,434	Visa, Inc., Cl A	2,870,563	13,765,126

		26,704,736	51,308,725

	Internet Services & Infrastructure (3.90%)
73,862	Twilio Inc., Cl A1	8,837,984	6,609,911
48,522	Wix.com Ltd.[1,2]	4,233,003	4,891,988

		13,070,987	11,501,899

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	IT Consulting & Other Services (3.22%)
51,126	EPAM Systems, Inc.[1]	$4,736,195	$9,492,053
	Semiconductor Equipment (3.48%)
39,157	ASML Holding N.V.[2]	4,042,938	10,245,038

	Systems Software (3.25%)
81,184	Crowdstrike Holdings, Inc., Cl A1	3,934,559	4,520,325
140,287	Datadog, Inc., Cl A1,3	3,787,749	5,047,526

		7,722,308	9,567,851

Total Information Technology		81,967,887	123,374,663

Real Estate (4.15%)
	Specialized REITs (4.15%)
19,555	Equinix, Inc.	3,178,515	12,213,466

Total Common Stocks		148,876,341	285,242,339

Principal Amount
Short Term Investments (2.09%)
$6,168,996	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity - $6,168,996; (Fully collateralized by $6,065,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value - $6,293,159)[4]	6,168,996	6,168,996

Total Investments (98.92%)		$155,045,337	291,411,335

Cash and Other Assets Less Liabilities (1.08%)			3,168,279

Net Assets			$294,579,614

Retail Shares (Equivalent to $30.30 per share based on 3,498,402 shares outstanding)			$106,009,571

Institutional Shares (Equivalent to $31.02 per share based on 5,372,632 shares outstanding)			$166,671,050

R6 Shares (Equivalent to $31.03 per share based on 705,663 shares outstanding)			$21,898,993

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $5,284,643 or 1.79% of net assets.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

March 31, 2020	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (89.99%)
Communication Services (3.34%)
	Advertising (1.18%)
3,000,000	S4 Capital PLC (United Kingdom)[1,2]	$7,449,217	$5,663,977

	Movies & Entertainment (1.00%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	4,776,700

	Publishing (1.16%)
450,000	Future PLC (United Kingdom)[2,4]	6,568,962	5,588,372

Total Communication Services		19,652,990	16,029,049

Consumer Discretionary (6.16%)
	Casinos & Gaming (1.77%)
300,000	Penn National Gaming, Inc.[1]	9,471,482	3,795,000
550,000	Red Rock Resorts, Inc., Cl A	8,823,816	4,702,500

		18,295,298	8,497,500

	General Merchandise Stores (1.30%)
135,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	7,782,991	6,255,900

	Home Improvement Retail (2.51%)
375,000	Floor & Decor Holdings, Inc., Cl A1	12,204,764	12,033,750

	Internet & Direct Marketing Retail (0.41%)
280,970	The RealReal, Inc.[1]	4,813,529	1,969,600

	Restaurants (0.17%)
10,000	Wingstop, Inc.	874,199	797,000

Total Consumer Discretionary		43,970,781	29,553,750

Consumer Staples (0.24%)
	Agricultural Products (0.15%)
56,609	Limoneira Co.	1,239,189	741,578

	Packaged Foods & Meats (0.09%)
1,050,000	Barfresh Food Group, Inc.[1]	597,200	420,000

Total Consumer Staples		1,836,389	1,161,578

Financials (5.29%)
	Insurance Brokers (1.26%)
575,000	BRP Group, Inc., Cl A1	9,363,917	6,066,250

	Property & Casualty Insurance (4.03%)
185,000	Kinsale Capital Group, Inc.	8,344,077	19,338,050

Total Financials		17,707,994	25,404,300

Health Care (29.46%)
	Biotechnology (6.35%)
85,000	Applied Therapeutics, Inc.[1]	4,465,158	2,778,650
146,000	Biohaven Pharmaceutical Holding Co. Ltd.[1,2]	6,453,537	4,968,380
290,000	Emergent BioSolutions, Inc.[1]	13,932,817	16,779,400
188,500	Esperion Therapeutics, Inc.[1]	8,975,675	5,943,405

		33,827,187	30,469,835

	Health Care Equipment (10.67%)
505,084	AxoGen, Inc.[1]	8,267,052	5,252,873
256,000	Axonics Modulation Technologies, Inc.[1]	8,388,639	6,504,960
285,000	Inogen, Inc.[1]	13,497,438	14,723,100
50,000	Inspire Medical Systems, Inc.[1,3]	2,923,748	3,014,000
350,208	Silk Road Medical, Inc.[1,3]	12,015,855	11,024,548

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Health Care Equipment (continued)
142,000	Tactile Systems Technology, Inc.[1]	$7,062,477	$5,702,720
1,985,000	ViewRay, Inc.[1]	9,544,839	4,962,500

		61,700,048	51,184,701
	Health Care Supplies (2.23%)
1,529,967	Cerus Corp.[1]	7,100,382	7,114,347
1,815,363	Sientra, Inc.[1]	14,032,382	3,612,572

		21,132,764	10,726,919

	Health Care Technology (1.42%)
44,000	Teladoc Health, Inc.[1]	1,071,245	6,820,440

	Life Sciences Tools & Services (5.22%)
164,900	Accelerate Diagnostics, Inc.[1]	2,520,363	1,373,617
507,036	CareDx, Inc.[1,3]	9,858,043	11,068,596
519,190	Veracyte, Inc.[1,3]	12,884,315	12,621,509

		25,262,721	25,063,722

	Managed Health Care (1.16%)
262,873	Progyny, Inc.[1]	3,417,349	5,570,279

	Pharmaceuticals (2.41%)
506,732	Revance Therapeutics, Inc.[1]	7,372,477	7,499,634
3,831,500	TherapeuticsMD, Inc.[1]	16,199,094	4,061,390

		23,571,571	11,561,024

Total Health Care		169,982,885	141,396,920

Industrials (17.30%)
	Aerospace & Defense (5.23%)
625,000	Kratos Defense & Security Solutions, Inc.[1]	10,710,110	8,650,000
230,600	Mercury Systems, Inc.[1]	7,155,937	16,451,004

		17,866,047	25,101,004

	Building Products (1.84%)
110,000	Trex Company, Inc.[1]	7,416,878	8,815,400

	Heavy Electrical Equipment (2.18%)
707,000	TPI Composites, Inc.[1]	15,134,505	10,449,460

	Industrial Conglomerates (0.77%)
175,000	Raven Industries, Inc.	5,866,730	3,715,250

	Industrial Machinery (4.42%)
86,600	ESCO Technologies, Inc.	4,658,024	6,573,806
230,000	Helios Technologies, Inc.	9,893,077	8,721,600
237,500	Kornit Digital Ltd.[1,2]	3,984,915	5,911,375

		18,536,016	21,206,781

	Trading Companies & Distributors (2.86%)
186,500	SiteOne Landscape Supply, Inc.[1]	10,148,112	13,730,130

Total Industrials		74,968,288	83,018,025

Information Technology (21.78%)
	Application Software (5.02%)
65,000	Bill.Com Holdings, Inc.[1]	2,637,565	2,223,000
125,000	Everbridge, Inc.[1]	11,937,603	13,295,000
250,000	Medallia, Inc.[1]	6,797,416	5,010,000
350,000	Yext, Inc.[1]	4,883,046	3,566,500

		26,255,630	24,094,500

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2020

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Data Processing & Outsourced Services (1.79%)
600,000	Repay Holdings Corporation, Cl A1	$8,426,350	$8,610,000

	Electronic Equipment & Instruments (0.71%)
10,431	Novanta, Inc.[1,2]	272,590	833,228
200,000	PAR Technology Corp.[1]	3,758,437	2,572,000

		4,031,027	3,405,228

	IT Consulting & Other Services (2.67%)
365,000	Endava plc, ADR [1,2]	9,089,482	12,833,400

	Semiconductor Equipment (3.17%)
90,000	Advanced Energy Industries, Inc.[1]	6,510,017	4,364,100
190,000	Ichor Holdings Ltd.[1,2]	3,054,847	3,640,400
220,000	Nova Measuring Instruments Ltd. [1,2]	5,201,368	7,183,000

		14,766,232	15,187,500

	Systems Software (8.42%)
266,675	Dynatrace, Inc. [1,3]	4,811,732	6,357,532
472,131	Ping Identity Holding Corp. [1]	7,764,344	9,452,063
175,000	Qualys, Inc. [1]	10,424,382	15,223,250
147,000	Varonis Systems, Inc. [1]	9,207,436	9,359,490

		32,207,894	40,392,335

Total Information Technology		94,776,615	104,522,963

Real Estate (5.90%)
	Industrial REITs (2.56%)
300,000	Rexford Industrial Realty, Inc.	10,330,498	12,303,000

	Specialized REITs (3.34%)
470,000	Americold Realty Trust [3]	9,905,736	15,998,800

Total Real Estate		20,236,234	28,301,800

Unclassified (0.52%)
	Unclassified (0.52%)
200,000	Diamond Eagle Acquisition Corp., Cl A [1]	2,495,795	2,468,000

Total Common Stocks		445,627,971	431,856,385

Principal Amount		Cost	Value
Short Term Investments (9.58%)
$45,968,047	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity - $45,968,047; (Fully collateralized by $45,190,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value - $46,890,003)[4]	$45,968,047	$45,968,047

Total Investments (99.57%)		$491,596,018	477,824,432

Cash and Other Assets Less Liabilities (0.43%)			2,056,230

Net Assets			$479,880,662

Retail Shares (Equivalent to $17.07 per share based on 5,517,474 shares outstanding)			$94,173,146

Institutional Shares (Equivalent to $17.33 per share based on 21,858,772 shares outstanding)			$378,896,098

R6 Shares (Equivalent to $17.33 per share based on 392,938 shares outstanding)			$6,811,418

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

March 31, 2020	Baron Durable Advantage Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2020

Shares		Cost	Value
Common Stocks (93.75%)
Communication Services (8.31%)
	Cable & Satellite (1.69%)
320	Charter Communications, Inc., Cl A1	$104,254	$139,619

	Interactive Media & Services (6.62%)
298	Alphabet, Inc., Cl C1	368,190	346,517
1,191	Facebook, Inc., Cl A1	237,365	198,659

		605,555	545,176

Total Communication Services		709,809	684,795

Consumer Staples (5.30%)
	Distillers & Vintners (2.39%)
1,374	Constellation Brands, Inc., Cl A	277,817	196,977

	Hypermarkets & Super Centers (1.59%)
460	Costco Wholesale Corp.	104,945	131,160

	Personal Products (1.32%)
681	The Estée Lauder Companies, Inc., Cl A	109,587	108,510

Total Consumer Staples		492,349	436,647

Financials (15.73%)
	Asset Management & Custody Banks (2.64%)
328	BlackRock, Inc.	160,532	144,310
1,660	Brookfield Asset Management, Inc., Cl A2	103,739	73,455

		264,271	217,765
	Financial Exchanges & Data (13.09%)
808	CME Group, Inc.	125,886	139,711
1,928	Moody’s Corp.	365,675	407,772
400	MSCI, Inc.	122,526	115,584
1,695	S&P Global, Inc.	369,916	415,360

		984,003	1,078,427

Total Financials		1,248,274	1,296,192

Health Care (19.08%)
	Health Care Equipment (4.06%)
2,419	Danaher Corp.	301,392	334,814

	Life Sciences Tools & Services (8.86%)
1,550	Agilent Technologies, Inc.	107,517	111,011
1,819	IQVIA Holdings, Inc.[1]	264,679	196,197
189	Mettler-Toledo International, Inc.[1]	121,919	130,507
1,030	Thermo Fisher Scientific, Inc.	308,720	292,108

		802,835	729,823

	Managed Health Care (3.29%)
1,086	UnitedHealth Group, Incorporated	249,999	270,826

	Pharmaceuticals (2.87%)
5,303	AstraZeneca PLC, ADR[2]	223,155	236,832

Total Health Care		1,577,381	1,572,295

Industrials (5.90%)
	Aerospace & Defense (2.11%)
2,725	HEICO Corp., Cl A	258,043	174,128

	Research & Consulting Services (3.79%)
5,202	IHS Markit Ltd.[2]	304,760	312,120

Total Industrials		562,803	486,248

Information Technology (33.96%)
	Application Software (7.57%)
1,384	Adobe, Inc.[1]	413,436	440,444
4,181	SS&C Technologies Holdings, Inc.	226,869	183,211

		640,305	623,655

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Data Processing & Outsourced Services (10.19%)
2,500	Fidelity National Information Services, Inc.	$345,662	$304,100
1,494	MasterCard Incorporated, Cl A	311,429	360,891
1,086	Visa, Inc., Cl A	224,841	174,976

		881,932	839,967

	Electronic Manufacturing Services (1.50%)
1,958	TE Connectivity Ltd.[2]	186,028	123,315

	IT Consulting & Other Services (4.24%)
2,141	Accenture plc, Cl A2	389,568	349,540

	Semiconductor Equipment (1.66%)
522	ASML Holding N.V.[2]	103,004	136,576

	Semiconductors (1.63%)
1,347	Texas Instruments, Inc.	157,714	134,606

	Systems Software (5.97%)
3,120	Microsoft Corp.	356,710	492,055

	Technology Hardware, Storage & Peripherals (1.20%)
390	Apple, Inc.	75,379	99,173

Total Information Technology		2,790,640	2,798,887

Real Estate (5.47%)
	Specialized REITs (5.47%)
1,501	Alexandria Real Estate Equities, Inc.[3]	225,486	205,727
392	Equinix, Inc.	200,217	244,832

Total Real Estate		425,703	450,559

Total Common Stocks		7,806,959	7,725,623

Principal Amount
Short Term Investments (5.82%)
$479,590	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity - $479,590; (Fully collateralized by $230,000 U.S. Treasury Inflation-Indexed Bond, 3.875% due 4/15/2029; Market value - $494,283)[4]	479,590	479,590

Total Investments (99.57%)		$8,286,549	8,205,213

Cash and Other Assets Less Liabilities (0.43%)			35,775

Net Assets			$8,240,988

Retail Shares (Equivalent to $10.90 per share based on 275,636 shares outstanding)			$3,005,524

Institutional Shares (Equivalent to $10.96 per share based on 309,101 shares outstanding)			$3,387,730

R6 Shares (Equivalent to $10.96 per share based on 168,591 shares outstanding)			$1,847,734

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Funds	March 31, 2020

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2020

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,698,521,537	$4,742,615,534	$2,903,956,853	$456,321,866
“Affiliated” investments	—	682,980,437	120,595,500	—

Total investments, at value	3,698,521,537	5,425,595,971	3,024,552,353	456,321,866
Foreign currency, at value†	—	—	—	—
Cash	—	84,807	—	432,400
Receivable for shares sold	5,113,604	7,084,390	7,973,204	5,347,336
Receivable for securities sold	3,628,082	12,352,669	1,462,350	—
Dividends and interest receivable	1,829,954	5,713,288	1,055,562	55,745
Prepaid expenses	41,014	65,014	34,712	4,177

	3,709,134,191	5,450,896,139	3,035,078,181	462,161,524

Liabilities:
Payable for shares redeemed	2,912,806	5,720,381	3,957,863	752,624
Payable for securities purchased	1,159,040	—	1,986,440	1,962,250
Trustee fees payable (Note 4)	66,756	104,312	61,773	6,955
Distribution fees payable (Note 4)	792	213	467	506
Investment advisory fees payable (Note 4)	517	101	476	818
Due to custodian bank	—	—	—	—
Payable for borrowings against line of credit	—	29,900,000	—	—
Accrued expenses and other payables	439,912	539,172	500,765	80,463

	4,579,823	36,264,179	6,507,784	2,803,616

Net Assets	$3,704,554,368	$5,414,631,960	$3,028,570,397	$459,357,908

Net Assets consist of:
Paid-in capital	$1,579,240,344	$1,467,781,671	$1,610,843,131	$268,453,677
Distributable earnings/(losses)	2,125,314,024	3,946,850,289	1,417,727,266	190,904,231

Net Assets	$3,704,554,368	$5,414,631,960	$3,028,570,397	$459,357,908

Retail Shares:
Net Assets	$1,882,653,141	$1,942,644,821	$1,073,518,506	$308,601,119
Shares Outstanding ($0.01 par value; indefinite shares authorized)	26,194,718	30,267,259	47,715,207	14,466,529

Net Asset Value and Offering Price Per Share	$71.87	$64.18	$22.50	$21.33

Institutional Shares:
Net Assets	$1,721,593,378	$3,349,033,732	$1,819,592,288	$135,236,639
Shares Outstanding ($0.01 par value; indefinite shares authorized)	22,961,563	50,300,846	77,030,389	6,058,139

Net Asset Value and Offering Price Per Share	$74.98	$66.58	$23.62	$22.32

R6 Shares:
Net Assets	$100,307,849	$122,953,407	$135,459,603	$15,520,150
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,338,071	1,846,475	5,736,246	694,554

Net Asset Value and Offering Price Per Share	$74.96	$66.59	$23.61	$22.35

*Investments in securities, at cost:
Unaffiliated investments	$1,573,458,916	$1,429,778,797	$1,673,334,425	$273,423,946
“Affiliated” investments	—	186,928,859	129,760,518	—

Total investments, at cost	$1,573,458,916	$1,616,707,656	$1,803,094,943	$273,423,946

†Foreign currency, at cost:	$—	$—	$—	$—

28	See Notes to Financial Statements.

March 31, 2020	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2020

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$291,411,335	$477,824,432	$8,205,213
“Affiliated” investments	—	—	—

Total investments, at value	291,411,335	477,824,432	8,205,213
Foreign currency, at value†	2,406,741	—	—
Cash	—	—	9,311
Receivable for shares sold	813,395	5,177,848	71,060
Receivable for securities sold	1,058,157	773,501	—
Dividends and interest receivable	—	181,648	2,613
Prepaid expenses	3,073	10,181	85

	295,692,701	483,967,610	8,288,282

Liabilities:
Payable for shares redeemed	611,267	1,046,270	—
Payable for securities purchased	—	2,495,795	—
Trustee fees payable (Note 4)	4,649	8,380	88
Distribution fees payable (Note 4)	553	270	259
Investment advisory fees payable (Note 4)	249	273	—
Due to custodian bank	434,844	432,400	—
Payable for borrowings against line of credit	—	—	—
Accrued expenses and other payables	61,525	103,560	46,947

	1,113,087	4,086,948	47,294

Net Assets	$294,579,614	$479,880,662	$8,240,988

Net Assets consist of:
Paid-in capital	$154,610,804	$499,510,731	$8,403,494
Distributable earnings/(losses)	139,968,810	(19,630,069)	(162,506)

Net Assets	$294,579,614	$479,880,662	$8,240,988

Retail Shares:
Net Assets	$106,009,571	$94,173,146	$3,005,524
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,498,402	5,517,474	275,636

Net Asset Value and Offering Price Per Share	$30.30	$17.07	$10.90

Institutional Shares:
Net Assets	$166,671,050	$378,896,098	$3,387,730
Shares Outstanding ($0.01 par value; indefinite shares authorized)	5,372,632	21,858,772	309,101

Net Asset Value and Offering Price Per Share	$31.02	$17.33	$10.96

R6 Shares:
Net Assets	$21,898,993	$6,811,418	$1,847,734
Shares Outstanding ($0.01 par value; indefinite shares authorized)	705,663	392,938	168,591

Net Asset Value and Offering Price Per Share	$31.03	$17.33	$10.96

*Investments in securities, at cost:
Unaffiliated investments	$155,045,337	$491,596,018	$8,286,549
“Affiliated” investments	—	—	—

Total investments, at cost	$155,045,337	$491,596,018	$8,286,549

†Foreign currency, at cost:	$2,398,853	$—	$—

See Notes to Financial Statements.	29

Baron Funds	March 31, 2020

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2020

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$13,197,890	$32,691,934	$12,636,541	$501,670
Dividends — “Affiliated” investments	—	12,267,200	—	—
Interest	197,148	7,158	251,362	37,135
Securities lending income, net	—	—	165,655	—
Foreign taxes withheld on dividends	—	(39,686)	(59,750)	—

Total income	13,395,038	44,926,606	12,993,808	538,805

Expenses:
Investment advisory fees (Note 4)	22,174,901	35,012,117	19,622,694	2,234,711
Distribution fees — Retail Shares (Note 4)	2,835,494	3,184,504	1,798,236	387,783
Shareholder servicing agent fees and expenses — Retail Shares	142,140	112,065	83,130	32,170
Shareholder servicing agent fees and expenses — Institutional Shares	38,485	70,360	40,070	7,330
Shareholder servicing agent fees and expenses — R6 Shares	2,581	3,418	3,831	366
Reports to shareholders	536,200	497,700	523,300	41,480
Trustee fees and expenses (Note 4)	154,677	236,552	134,017	14,984
Registration and filing fees	106,320	120,660	85,580	72,000
Custodian and fund accounting fees	78,010	121,865	71,095	12,840
Professional fees	56,550	118,000	67,485	20,258
Administration fees	30,110	33,547	29,217	23,000
Insurance expense	19,395	34,395	22,035	2,334
Line of credit fees	18,500	28,615	16,960	1,852
Miscellaneous expenses	2,156	3,743	2,271	2,157

Total operating expenses	26,195,519	39,577,541	22,499,921	2,853,265
Interest expense on borrowings	—	152,148	—	7,474

Total expenses	26,195,519	39,729,689	22,499,921	2,860,739

Net investment income (loss)	(12,800,481)	5,196,917	(9,506,113)	(2,321,934)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	40,125,684	213,313,572	227,276,358	19,749,422
Net realized gain (loss) on investments sold — “Affiliated” investments	—	(48,679,457)	—	—
Net realized gain (loss) on foreign currency transactions	—	477	11,152	3,472
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(488,351,675)	(952,381,561)	(769,358,172)	650,559
Investments — “Affiliated” investments	—	(212,600,557)	(20,412,664)	—
Foreign currency translations	—	5,559	(5,351)	—

Net gain (loss) on investments	(448,225,991)	(1,000,341,967)	(562,488,677)	20,403,453

Net increase (decrease) in net assets resulting from operations	$(461,026,472)	$(995,145,050)	$(571,994,790)	$18,081,519

30	See Notes to Financial Statements.

March 31, 2020	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2020

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$594,006	$747,615	$46,075
Dividends — Affiliated investments	—	—	—
Interest	21,942	94,112	985
Securities lending income, net	—	21,371	—
Foreign taxes withheld on dividends	(6,870)	—	(256)

Total income	609,078	863,098	46,804

Expenses:
Investment advisory fees (Note 4)	1,137,222	2,848,175	27,396
Distribution fees — Retail Shares (Note 4)	149,376	151,390	3,620
Shareholder servicing agent fees and expenses — Retail Shares	15,396	14,208	6,461
Shareholder servicing agent fees and expenses — Institutional Shares	8,382	18,120	4,973
Shareholder servicing agent fees and expenses — R6 Shares	535	176	20
Reports to shareholders	18,200	71,330	215
Trustee fees and expenses (Note 4)	10,694	19,392	218
Registration and filing fees	47,040	56,240	48,960
Custodian and fund accounting fees	11,662	17,448	4,323
Professional fees	19,275	27,938	17,564
Administration fees	22,842	23,254	22,129
Insurance expense	1,452	2,535	27
Line of credit fees	1,338	2,326	28
Miscellaneous expenses	2,157	2,156	3,088

Total operating expenses	1,445,571	3,254,688	139,022
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(34,933)	(19)	(38,007)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(38,336)	—	(58,826)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(4,474)	—	(9,066)

Net expenses	1,367,828	3,254,669	33,123

Net investment income (loss)	(758,750)	(2,391,571)	13,681

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	4,308,381	4,182,699	22,707
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(44,876)	(4,283)	(47)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(11,920,670)	(70,530,720)	(829,708)
Foreign currency translations	7,888	217	1

Net gain (loss) on investments	(7,649,277)	(66,352,087)	(807,047)

Net increase (decrease) in net assets resulting from operations	$(8,408,027)	$(68,743,658)	$(793,366)

See Notes to Financial Statements.	31

Baron Funds	March 31, 2020

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(12,800,481)	$(23,738,366)	$5,196,917	$(3,869,128)	$(9,506,113)	$(31,607,420)
Net realized gain (loss)	40,125,684	77,477,454	164,634,592	286,439,573	227,287,510	428,357,054
Change in net unrealized appreciation (depreciation)	(488,351,675)	267,286,723	(1,164,976,559)	22,671,707	(789,776,187)	(625,949,915)

Increase (decrease) in net assets resulting from operations	(461,026,472)	321,025,811	(995,145,050)	305,242,152	(571,994,790)	(229,200,281)

Distributions to shareholders from:
Distributable earnings — Retail Shares	(40,552,872)	(130,380,628)	(94,740,238)	(169,748,607)	(135,343,515)	(139,200,153)
Distributable earnings — Institutional Shares	(35,026,357)	(76,943,077)	(154,792,579)	(253,497,504)	(205,916,210)	(200,198,138)
Distributable earnings — R6 Shares	(1,921,115)	(4,155,669)	(5,468,144)	(6,757,066)	(14,741,046)	(11,607,108)

Decrease in net assets from distributions to shareholders	(77,500,344)	(211,479,374)	(255,000,961)	(430,003,177)	(356,000,771)	(351,005,399)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	71,661,069	139,761,881	111,654,170	184,857,908	45,233,226	117,344,513
Proceeds from the sale of shares — Institutional Shares	233,177,831	784,662,813	405,684,570	684,000,375	224,140,727	345,558,212
Proceeds from the sale of shares — R6 Shares	11,404,466	33,278,592	31,756,934	31,434,617	23,838,662	36,598,906
Net asset value of shares issued in reinvestment of distributions — Retail Shares	39,326,659	126,966,908	92,664,059	166,152,109	132,348,628	136,479,004
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	33,774,345	74,160,022	148,813,744	244,717,993	194,127,046	189,732,531
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,921,115	4,155,668	5,468,144	6,757,066	14,741,046	11,607,108
Cost of shares redeemed — Retail Shares	(194,165,855)	(313,093,759)	(309,029,133)	(525,413,424)	(218,292,392)	(401,321,540)
Cost of shares redeemed — Institutional Shares	(277,699,142)	(273,943,356)	(594,975,175)	(854,055,168)	(316,852,868)	(632,543,578)
Cost of shares redeemed — R6 Shares	(6,997,005)	(3,720,596)	(16,765,086)	(13,616,954)	(23,855,844)	(25,262,003)

Increase (decrease) in net assets derived from capital share transactions	(87,596,517)	572,228,173	(124,727,773)	(75,165,478)	75,428,231	(221,806,847)

Net increase (decrease) in net assets	(626,123,333)	681,774,610	(1,374,873,784)	(199,926,503)	(852,567,330)	(802,012,527)

Net Assets:
Beginning of period	4,330,677,701	3,648,903,091	6,789,505,744	6,989,432,247	3,881,137,727	4,683,150,254

End of period	$3,704,554,368	$4,330,677,701	$5,414,631,960	$6,789,505,744	$3,028,570,397	$3,881,137,727

Capital share transactions — Retail Shares
Shares sold	867,660	1,814,155	1,405,074	2,480,330	1,611,499	4,083,207
Shares issued in reinvestment of distributions	458,513	1,787,091	1,128,681	2,395,503	4,538,705	5,032,412
Shares redeemed	(2,379,408)	(4,103,726)	(4,020,083)	(7,178,486)	(7,757,419)	(14,172,315)

Net increase (decrease)	(1,053,235)	(502,480)	(1,486,328)	(2,302,653)	(1,607,215)	(5,056,696)

Capital share transactions — Institutional Shares
Shares sold	2,729,733	9,947,466	5,090,042	9,249,961	7,811,976	11,564,148
Shares issued in reinvestment of distributions	377,789	1,004,292	1,748,898	3,417,372	6,346,095	6,713,819
Shares redeemed	(3,255,945)	(3,437,876)	(7,350,738)	(11,611,446)	(10,888,571)	(21,685,076)

Net increase (decrease)	(148,423)	7,513,882	(511,798)	1,055,887	3,269,500	(3,407,109)

Capital share transactions — R6 Shares
Shares sold	127,782	391,414	378,372	398,540	823,030	1,258,690
Shares issued in reinvestment of distributions	21,493	56,305	64,255	94,346	482,049	410,871
Shares redeemed	(83,364)	(46,562)	(207,495)	(174,647)	(838,529)	(841,402)

Net increase (decrease)	65,911	401,157	235,132	318,239	466,550	828,159

32	See Notes to Financial Statements.

March 31, 2020	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,321,934)	$(4,457,339)	$(758,750)	$1,238,359
Net realized gain (loss)	19,752,894	30,936,563	4,263,505	10,634,559
Change in net unrealized appreciation (depreciation)	650,559	(19,284,942)	(11,912,782)	(3,703,325)

Increase (decrease) in net assets resulting from operations	18,081,519	7,194,282	(8,408,027)	8,169,593

Distributions to shareholders from:
Distributable earnings — Retail Shares	(21,327,179)	(15,007,464)	(3,490,662)	—
Distributable earnings — Institutional Shares	(7,094,221)	(3,825,457)	(5,181,400)	—
Distributable earnings — R6 Shares	(1,079,435)	(568,972)	(678,269)	—

Decrease in net assets from distributions to shareholders	(29,500,835)	(19,401,893)	(9,350,331)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	64,411,328	60,083,597	11,763,899	22,290,459
Proceeds from the sale of shares — Institutional Shares	70,580,346	33,710,032	21,760,009	45,794,664
Proceeds from the sale of shares — R6 Shares	174,753	168,932	27,757	575,354
Net asset value of shares issued in reinvestment of distributions — Retail Shares	20,703,884	14,672,714	3,365,849	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	6,811,664	3,594,064	5,016,688	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,079,435	568,972	678,269	—
Cost of shares redeemed — Retail Shares	(73,350,248)	(125,706,274)	(18,043,136)	(41,302,711)
Cost of shares redeemed — Institutional Shares	(31,088,315)	(37,190,698)	(20,522,572)	(32,721,299)
Cost of shares redeemed — R6 Shares	(60,015)	(145,524)	(62,386)	(268,565)

Increase (decrease) in net assets derived from capital share transactions	59,262,832	(50,244,185)	3,984,377	(5,632,098)

Net increase (decrease) in net assets	47,843,516	(62,451,796)	(13,773,981)	2,537,495

Net Assets:
Beginning of period	411,514,392	473,966,188	308,353,595	305,816,100

End of period	$459,357,908	$411,514,392	$294,579,614	$308,353,595

Capital share transactions — Retail Shares
Shares sold	2,805,265	2,921,912	358,713	742,314
Shares issued in reinvestment of distributions	922,633	768,205	101,381	—
Shares redeemed	(3,319,183)	(6,145,594)	(559,519)	(1,406,171)

Net increase (decrease)	408,715	(2,455,477)	(99,425)	(663,857)

Capital share transactions — Institutional Shares
Shares sold	2,903,367	1,587,636	649,089	1,498,812
Shares issued in reinvestment of distributions	290,352	181,061	147,724	—
Shares redeemed	(1,348,199)	(1,776,413)	(618,196)	(1,117,427)

Net increase (decrease)	1,845,520	(7,716)	178,617	381,385

Capital share transactions — R6 Shares
Shares sold	7,104	7,484	925	16,693
Shares issued in reinvestment of distributions	45,953	28,634	19,966	—
Shares redeemed	(2,557)	(6,414)	(1,746)	(8,558)

Net increase (decrease)	50,500	29,704	19,145	8,135

See Notes to Financial Statements.	33

Baron Funds	March 31, 2020

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,391,571)	$(4,413,443)	$13,681	$20,244
Net realized gain (loss)	4,178,416	946,037	22,660	(108,643)
Change in net unrealized appreciation (depreciation)	(70,530,503)	(42,043,105)	(829,707)	521,110

Increase (decrease) in net assets resulting from operations	(68,743,658)	(45,510,511)	(793,366)	432,711

Distributions to shareholders from:
Distributable earnings — Retail Shares	(171,734)	(7,715,143)	—	(1,989)
Distributable earnings — Institutional Shares	(593,926)	(18,229,890)	—	(9,620)
Distributable earnings — R6 Shares	(10,037)	(356,349)	—	(1,393)

Decrease in net assets from distributions to shareholders	(775,697)	(26,301,382)	—	(13,002)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	17,879,528	105,144,464	2,681,850	1,480,843
Proceeds from the sale of shares — Institutional Shares	98,932,676	279,070,683	639,498	1,608,216
Proceeds from the sale of shares — R6 Shares	1,853,757	2,815,364	1,682,352	51,965
Net asset value of shares issued in reinvestment of distributions — Retail Shares	170,515	7,658,228	—	1,905
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	560,845	17,151,065	—	9,620
Net asset value of shares issues in reinvestment of distribution — R6 Shares	10,037	356,349	—	1,393
Cost of shares redeemed — Retail Shares	(33,932,318)	(78,740,567)	(1,179,450)	(233,841)
Cost of shares redeemed — Institutional Shares	(74,078,622)	(115,824,380)	(1,819,862)	(279,432)
Cost of shares redeemed — R6 Shares	(904,318)	(929,826)	(35,406)	(28,842)

Increase (decrease) in net assets derived from capital share transactions	10,492,100	216,701,380	1,968,982	2,611,827

Net increase (decrease) in net assets	(59,027,255)	144,889,487	1,175,616	3,031,536

Net Assets:
Beginning of period	538,907,917	394,018,430	7,065,372	4,033,836

End of period	$479,880,662	$538,907,917	$8,240,988	$7,065,372

Capital share transactions — Retail Shares
Shares sold	911,140	5,416,591	211,917	129,313
Shares issued in reinvestment of distributions	8,077	400,954	—	193
Shares redeemed	(1,726,536)	(4,044,554)	(99,606)	(20,379)

Net increase (decrease)	(807,319)	1,772,991	112,311	109,127

Capital share transactions — Institutional Shares
Shares sold	4,928,223	14,122,841	51,273	137,943
Shares issued in reinvestment of distributions	26,183	887,277	—	971
Shares redeemed	(3,895,092)	(5,869,417)	(134,373)	(26,404)

Net increase (decrease)	1,059,314	9,140,701	(83,100)	112,510

Capital share transactions — R6 Shares
Shares sold	92,028	139,152	128,433	4,445
Shares issued in reinvestment of distributions	469	18,435	—	141
Shares redeemed	(43,196)	(48,698)	(2,780)	(2,907)

Net increase (decrease)	49,301	108,889	125,653	1,679

34	See Notes to Financial Statements.

March 31, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Funds	March 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Small Cap Fund and Baron Discovery Fund participated in securities lending activities during the six months ended March 31, 2020. There were no securities on loan at March 31, 2020.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2020, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

March 31, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2020 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$137,331,397	$266,921,071
Baron Growth Fund	24,429,088	360,140,145
Baron Small Cap Fund	244,136,609	538,404,102
Baron Opportunity Fund	96,667,171	119,229,239
Baron Fifth Avenue Growth Fund	28,443,577	35,981,923
Baron Discovery Fund	180,132,158	179,099,999
Baron Durable Advantage Fund	3,121,362	1,415,803

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

Baron Funds	March 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets and fixed annual fees for the administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2020, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Opportunity Fund	$432,400	$—	$—
Baron Discovery Fund	—	432,400	(141,528)

5. LINE OF CREDIT

The Funds together with other funds in Baron Select Funds, (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the effective federal funds rate or the one month LIBOR rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the six months ended March 31, 2020, Baron Growth Fund and Baron Opportunity Fund had borrowings under the line of credit and incurred interest expense of $152,148 and $7,474, respectively. For the 129 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $17.2 million at a weighted average interest rate of 2.51%. For the 20 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $4.5 million at a weighted average interest rate of 3.03%. At March 31, 2020, Baron Growth Fund had an outstanding balance in the amount of $29,900,000.

6. RESTRICTED SECURITIES

At March 31, 2020, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2020, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	10/13/2007-1/27/2011	$180,639

(Cost $0) (0.00% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Schrödinger, Inc. Series E	11/9/2018	$18,087,984
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	60,804

Total Restricted Securities		$18,148,788

(Cost $4,999,999)† (0.33 % of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

March 31, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,653,365,584	$—	$—	$3,653,365,584
Private Partnerships	—	—	180,639	180,639
Short Term Investments	—	44,975,314	—	44,975,314

Total Investments	$3,653,365,584	$44,975,314	$180,639	$3,698,521,537

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,382,075,054	$25,258,241	$—	$5,407,333,295
Private Preferred Stocks	—	18,087,984	—	18,087,984
Private Partnerships	—	—	60,804	60,804
Warrants	—	113,888	—	113,888

Total Investments	$5,382,075,054	$43,460,113	$60,804	$5,425,595,971

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,867,887,763	$28,837,421	$—	$2,896,725,184
Warrants†	4,585,000	307,803	—	4,892,803
Short Term Investments	—	122,934,366	—	122,934,366

Total Investments	$2,872,472,763	$152,079,590	$	$3,024,552,353

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$418,015,988	$6,825,975	$—	$424,841,963
Short Term Investments	—	31,479,903	—	31,479,903

Total Investments	$418,015,988	$38,305,878	$—	$456,321,866

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$285,242,339	$—	$—	$285,242,339
Short Term Investments	—	6,168,996	—	6,168,996

Total Investments	$285,242,339	$6,168,996	$—	$291,411,335

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$426,268,013	$5,588,372	$—	$431,856,385
Short Term Investments	—	45,968,047	—	45,968,047

Total Investments	$426,268,013	$51,556,419	$	$477,824,432

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,725,623	$—	$—	$7,725,623
Short Term Investments	—	479,590	—	479,590

Total Investments	$7,725,623	$479,590	$—	$8,205,213

†	See Statements of Net Assets for additional detailed categorizations.

March 31, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2020
Private Equity Investments
Financials	$179,228	$—	$—	$1,411	$—	$—	$—	$—	$180,639	$1,411

	Baron Growth Fund

Investments in Securities	Balance as of September 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2020
Private Preferred Stocks
Health Care[1]	$5,870,118	$—	$—	$12,217,866	$—	$—	$—	$(18,087,984)	$—	$—
Private Partnerships
Financials	60,329	—	—	475	—	—	—	—	60,804	475

Total	$5,930,447	$—	$	$12,218,341	$	$—	$—	$(18,087,984)	$60,804	$475

[1]	Schrödinger, Inc. Series E transferred out of Level 3 due to stock’s initial public offering on February 6, 2020.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2020, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,573,458,916	$1,616,707,656	$1,803,094,943	$273,423,946	$155,045,337	$491,596,018	$8,286,549

Gross tax unrealized appreciation	2,149,097,887	3,879,511,199	1,481,393,187	191,321,494	141,527,134	67,190,912	564,109
Gross tax unrealized depreciation	(24,035,266)	(70,622,884)	(259,935,777)	(8,423,574)	(5,161,136)	(80,962,498)	(645,445)

Net tax unrealized appreciation (depreciation)	2,125,062,621	3,808,888,315	1,221,457,410	182,897,920	136,365,998	(13,771,586)	(81,336)
Net tax unrealized currency appreciation (depreciation)	—	5,548	(5,351)	—	7,888	(446)	(4)
Undistributed (accumulated) net investment income (loss)	(32,547,232)	13,904,277	(27,881,577)	(5,710,053)	(519,240)	(5,400,655)	31,279
Undistributed (accumulated) net realized gain (loss)	32,798,635	124,052,149	224,156,784	13,716,364	4,114,164	(457,382)	(112,445)
Paid-in capital	1,579,240,344	1,467,781,671	1,610,843,131	268,453,677	154,610,804	499,510,731	8,403,494

Net Assets	$3,704,554,368	$5,414,631,960	$3,028,570,397	$459,357,908	$294,579,614	$479,880,662	$8,240,988

Baron Funds	March 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2019, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$—	$—	$—	$—	$—	$—	$71,640

The tax character of distributions paid during the six months ended March 31, 2020 and for the year ended September 30, 2019 was as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$77,500,344	$—	$211,479,374
Baron Growth Fund	—	255,000,961	—	430,003,177
Baron Small Cap Fund	—	356,000,771	—	351,005,399
Baron Opportunity Fund	—	29,500,835	—	19,401,893
Baron Fifth Avenue Growth Fund	—	9,350,331	—	—
Baron Discovery Fund	—	775,697	370,619	25,930,763
Baron Durable Advantage Fund	—	—	13,002	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2020, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of March 31, 2020, the officers, trustees, and portfolio managers owned, directly or indirectly,14.02% of Baron Fifth Avenue Growth Fund and 25.83% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund, and Baron Durable Advantage Fund shareholders.

March 31, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2020	Value at March 31, 2020	% of Net Assets at March 31, 2020
“Affiliated” Company as of March 31, 2020:
Choice Hotels International, Inc.	$266,880,000	$—	$—	$(83,130,000)	$—	$1,320,000	3,000,000	$183,750,000	3.39%
Iridium Communications, Inc.	188,596,298	—	—	9,305,739	—	—	8,862,608	197,902,037	3.65%
Vail Resorts, Inc.	477,876,000	—	13,640,235	(169,627,867)	6,720,502	10,947,200	2,040,000	301,328,400	5.57%

	$933,352,298	$—	$13,640,235	$(243,452,128)	$6,720,502	$12,267,200		$682,980,437

No longer an “Affiliated” Company as of March 31, 2020:
Benefitfocus, Inc.	$52,382,000	$—	$27,833,612	$30,851,571	$(55,399,959)	$—	—	$—	0.00%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2020	Value at March 31, 2020	% of Net Assets at March 31, 2020
“Affiliated” Company as of March 31, 2020:
Installed Building Products, Inc.	$86,010,000	$6,453,164	$—	(26,677,664)	$—	$—	1.650,000	$65,785,500	2.17%
Repay Holdings Corporation	45,535,000	—	—	4,690,000	—	—	3,500,000	50,225,000	1.66%
Repay Holdings Corporation Warrants Exp 7/11/2024	3,010,000	—	—	1,575,000	—	—	3,500,000	4,585,000	0.15%

	$134,555,000	$6,453,164	$—	$(20,412,664)	$—	$—		$120,595,500

No longer an “Affiliated” Company as of March 31, 2020:
Grid Dynamics Holdings, Inc. (formerly, Chaserg Technology Acquisition Corp.)[2]	$—	$21,637,915	$—	$(4,837,915)	$—	$—	2,100,000	$16,800,000	0.55%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2020.

[2]	No longer an “Affiliated” company due to merger with Grid Dynamics Holdings Inc. on March 6, 2020.

11. SUBSEQUENT EVENT

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Baron Funds	March 31, 2020

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	82.28	(0.30)[1]	(8.61)	(8.91)	0.00	(1.50)	(1.50)	71.87	(11.12)[2]	1.31	[3]	(0.70)[3]	1,882.7	3.20	[2]

Year Ended September 30,

2019	81.43	(0.56)[1]	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82	1.30		(0.73)	2,242.0	11.83

2018	70.87	(0.59)[1]	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11	1.30		(0.79)	2,259.7	9.87

2017	60.67	(0.48)[1]	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41	1.31		(0.75)	1,979.1	10.35

2016	60.88	(0.25)[1]	6.63	6.38	0.00	(6.59)	(6.59)	60.67	11.14	1.31		(0.43)	1,802.6	12.54

2015	63.75	(0.41)[1]	1.71	1.30	0.00	(4.17)	(4.17)	60.88	1.81	1.31		(0.62)	1,804.3	13.53

2014	61.37	(0.44)[1]	8.42	7.98	0.00	(5.60)	(5.60)	63.75	13.59	1.31		(0.70)	2,000.5	11.26

2013	52.03	(0.34)[1]	13.44	13.10	0.00	(3.76)	(3.76)	61.37	27.17	1.32		(0.62)	2,024.2	12.04

2012	49.00	(0.14)[1]	10.94	10.80	0.00	(7.77)	(7.77)	52.03	24.65	1.33		(0.28)	1,845.6	13.11

2011	49.27	(0.23)[1]	0.73	0.50	0.00	(0.77)	(0.77)	49.00	0.85	1.33		(0.41)	1,924.9	23.89

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	85.67	(0.20)[1]	(8.99)	(9.19)	0.00	(1.50)	(1.50)	74.98	(11.01)[2]	1.05	[3]	(0.45)[3]	1,721.6	3.20	[2]

Year Ended September 30,

2019	84.36	(0.38)[1]	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11	1.05		(0.48)	1,979.7	11.83

2018	73.07	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43	1.04		(0.53)	1,315.7	9.87

2017	62.30	(0.33)[1]	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76	1.04		(0.50)	1,021.0	10.35

2016	62.19	(0.10)[1]	6.80	6.70	0.00	(6.59)	(6.59)	62.30	11.44	1.04		(0.17)	723.3	12.54

2015	64.87	(0.24)[1]	1.73	1.49	0.00	(4.17)	(4.17)	62.19	2.09	1.04		(0.36)	719.1	13.53

2014	62.20	(0.28)[1]	8.55	8.27	0.00	(5.60)	(5.60)	64.87	13.90	1.04		(0.43)	689.8	11.26

2013	52.55	(0.21)[1]	13.62	13.41	0.00	(3.76)	(3.76)	62.20	27.51	1.05		(0.38)	506.1	12.04

2012	49.30	0.01 [1]	11.01	11.02	0.00	(7.77)	(7.77)	52.55	24.99	1.06		0.02	386.7	13.11

2011	49.43	(0.10)[1]	0.74	0.64	0.00	(0.77)	(0.77)	49.30	1.14	1.06		(0.18)	288.9	23.89

R6 SHARES

Six Months Ended March 31,

2020	85.65	(0.19)[1]	(9.00)	(9.19)	0.00	(1.50)	(1.50)	74.96	(11.01)[2]	1.05	[3]	(0.44)[3]	100.3	3.20	[2]

Year Ended September 30,

2019	84.35	(0.38)[1]	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09	1.05		(0.47)	109.0	11.83

2018	73.06	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43	1.04		(0.54)	73.5	9.87

2017	62.30	(0.34)[1]	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74	1.04		(0.51)	22.5	10.35

2016[4]	53.85	(0.21)[1]	8.68	8.47	0.00	(0.02)	(0.02)	62.30	15.73 [2]	1.04	[3]	(0.52)[3]	7.8	12.54

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

44	See Notes to Financial Statements.

March 31, 2020	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	78.95	(0.01)[1]	(11.71)	(11.72)	0.00	(3.05)	(3.05)	64.18	(15.69)[3]	1.30	[2,4]	(0.01)[4]	1,942.6	0.36	[3]

Year Ended September 30,

2019	80.68	(0.16)[1]	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09	1.29	[2]	(0.21)	2,507.0	1.93

2018	71.77	(0.17)[1]	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55	1.29	[2]	(0.24)	2,747.8	2.92

2017	67.13	(0.16)[1]	12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47	1.30	[2]	(0.25)	2,666.6	3.32

2016	68.25	0.08 [1]	4.83	4.91	0.00	(6.03)	(6.03)	67.13	7.60	1.30	[2]	0.12	2,917.2	4.68

2015	70.46	(0.27)[1]	1.28	1.01	0.00	(3.22)	(3.22)	68.25	1.27	1.29	[2]	(0.37)	3,511.2	6.95

2014	68.67	0.06 [1]	3.45	3.51	(0.03)	(1.69)	(1.72)	70.46	5.11	1.29	[2]	0.08	4,076.1	13.15

2013	58.19	(0.12)[1]	16.37	16.25	(0.18)	(5.59)	(5.77)	68.67	30.76	1.30		(0.20)	4,644.2	9.63

2012	46.18	0.20 [1]	12.64	12.84	0.00	(0.83)	(0.83)	58.19	28.12	1.32		0.38	4,073.5	13.70

2011	44.37	(0.29)[1]	2.10	1.81	0.00	0.00	0.00	46.18	4.08	1.32		(0.56)	4,110.8	13.51

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	81.69	0.10	(12.16)	(12.06)	0.00	(3.05)	(3.05)	66.58	(15.58)[3]	1.04	[2,4]	0.24 [4]	3,349.0	0.36	[3]

Year Ended September 30,

2019	83.09	0.03 [1]	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36	1.04	[2]	0.03	4,150.9	1.93

2018	73.52	0.01 [1]	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86	1.03	[2]	0.01	4,134.2	2.92

2017	68.42	0.00 [1,5]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79	1.04	[2]	0.00 [6]	3,433.5	3.32

2016	69.28	0.24 [1]	4.93	5.17	0.00	(6.03)	(6.03)	68.42	7.88	1.05	[2]	0.37	3,043.3	4.68

2015	71.33	(0.09)[1]	1.28	1.19	(0.02)	(3.22)	(3.24)	69.28	1.51	1.04	[2]	(0.12)	3,440.4	6.95

2014	69.32	0.20 [1]	3.53	3.73	(0.03)	(1.69)	(1.72)	71.33	5.39	1.04	[2]	0.28	3,694.5	13.15

2013	58.70	0.02 [1]	16.52	16.54	(0.33)	(5.59)	(5.92)	69.32	31.10	1.05		0.04	2,976.7	9.63

2012	46.46	0.45 [1]	12.62	13.07	0.00	(0.83)	(0.83)	58.70	28.45	1.06		0.83	1,747.3	13.70

2011	44.52	(0.17)[1]	2.11	1.94	0.00	0.00	0.00	46.46	4.36	1.06		(0.33)	1,261.8	13.51

R6 SHARES

Six Months Ended March 31,

2020	81.70	0.10	(12.16)	(12.06)	0.00	(3.05)	(3.05)	66.59	(15.58)[3]	1.04	[2,4]	0.24 [4]	123.0	0.36	[3]

Year Ended September 30,

2019	83.10	0.00 [1,5]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36	1.04	[2]	0.00 [6]	131.6	1.93

2018	73.52	(0.00)[1,5]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88	1.04	[2]	(0.00)[6]	107.4	2.92

2017	68.42	(0.11)[1]	12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79	1.05	[2]	(0.15)	12.5	3.32

2016[7]	60.02	(0.15)[1]	8.55	8.40	0.00	0.00	0.00	68.42	14.00 [3]	1.05	[2,4]	(0.33)[4]	2.3	4.68

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	45

Baron Funds	March 31, 2020

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on Investment ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	29.44	(0.09)[1]	(4.03)	(4.12)	0.00	(2.82)	(2.82)	22.50	(16.18)[3]	1.31	[4]	(0.65)[4]	1,073.5	6.51	[3]

Year Ended September 30,

2019	33.68	(0.27)[1]	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1.31		(0.95)	1,451.9	13.44

2018	30.64	(0.32)[1]	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1.30		(1.05)	1,831.3	14.19

2017	30.59	(0.04)[1]	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1.31	[5]	(0.15)	1,730.3	28.95

2016	30.34	(0.18)[1]	3.84	3.66	0.00	(3.41)	(3.41)	30.59	12.89	1.32	[5]	(0.64)	1,826.3	10.25

2015	33.68	(0.21)[1]	(1.10)	(1.31)	0.00	(2.03)	(2.03)	30.34	(4.32)	1.30		(0.61)	2,601.4	14.66

2014	32.83	(0.01)[1]	2.14	2.13	0.00	(1.28)	(1.28)	33.68	6.52	1.30		(0.04)	3,192.8	16.41

2013	26.14	(0.12)[1]	7.61	7.49	0.00	(0.80)	(0.80)	32.83	29.51	1.31		(0.42)	3,626.1	20.35

2012	20.84	(0.19)[1]	5.96	5.77	0.00	(0.47)	(0.47)	26.14	28.09	1.31		(0.76)	3,081.8	28.02

2011	20.90	(0.15)[1]	0.09 [2]	(0.06)	0.00	0.00	0.00	20.84	(0.29)	1.31		(0.63)	2,842.0	32.81

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	30.74	(0.06)[1]	(4.24)	(4.30)	0.00	(2.82)	(2.82)	23.62	(16.08)[3]	1.05	[4]	(0.39)[4]	1,819.6	6.51	[3]

Year Ended September 30,

2019	34.95	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	1.05		(0.69)	2,267.3	13.44

2018	31.58	(0.25)[1]	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	1.04		(0.79)	2,696.7	14.19

2017	31.29	0.02 [1]	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	1.05	[5]	0.06	2,404.6	28.95

2016	30.88	(0.12)[1]	3.94	3.82	0.00	(3.41)	(3.41)	31.29	13.21	1.06	[5]	(0.41)	1,680.7	10.25

2015	34.16	(0.13)[1]	(1.12)	(1.25)	0.00	(2.03)	(2.03)	30.88	(4.08)	1.04		(0.37)	1,923.2	14.66

2014	33.20	0.06 [1]	2.18	2.24	0.00	(1.28)	(1.28)	34.16	6.79	1.04		0.18	2,057.4	16.41

2013	26.36	(0.05)[1]	7.69	7.64	0.00	(0.80)	(0.80)	33.20	29.85	1.05		(0.16)	1,775.7	20.35

2012	20.96	(0.13)[1]	6.00	5.87	0.00	(0.47)	(0.47)	26.36	28.41	1.05		(0.53)	1,111.0	28.02

2011	20.97	(0.10)[1]	0.09 [2]	(0.01)	0.00	0.00	0.00	20.96	(0.05)	1.06		(0.42)	518.6	32.81

R6 SHARES

Six Months Ended March 31,

2020	30.73	(0.06)[1]	(4.24)	(4.30)	0.00	(2.82)	(2.82)	23.61	(16.09)[3]	1.05	[4]	(0.39)[4]	135.5	6.51	[3]

Year Ended September 30,

2019	34.94	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	1.05		(0.70)	161.9	13.44

2018	31.57	(0.26)[1]	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	1.05		(0.82)	155.2	14.19

2017	31.29	(0.08)[1]	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	1.06	[5]	(0.28)	101.8	28.95

2016[6]	26.06	(0.17)[1]	5.40	5.23	0.00	0.00	0.00	31.29	20.07 [3]	1.06	[4,5]	(0.85)[4]	3.7	10.25

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.
[6]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

46	See Notes to Financial Statements.

March 31, 2020	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	21.53	(0.13)[1]	1.61	1.48	0.00	(1.68)	(1.68)	21.33	6.47	[4]	1.36	[3,5]	(1.12)[5]	308.6	22.26	[4]

Year Ended September 30,

2019	22.02	(0.22)[1]	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51		1.34	[3]	(1.07)	302.6	37.10

2018	18.53	(0.22)[1]	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41		1.37	[3]	(1.13)	363.6	23.97

2017	16.87	(0.20)[1]	3.75	3.55	0.00	(1.89)	(1.89)	18.53	24.32		1.41	[3]	(1.18)	201.4	32.62

2016	17.12	(0.13)[1]	1.70	1.57	0.00	(1.82)	(1.82)	16.87	9.19		1.41	[3]	(0.83)	207.0	32.38

2015	18.61	(0.21)[1]	(0.25)	(0.46)	0.00	(1.03)	(1.03)	17.12	(2.70)		1.38	[3]	(1.10)	232.2	41.87

2014	19.26	(0.24)[1]	0.79	0.55	0.00	(1.20)	(1.20)	18.61	2.87	[2]	1.35		(1.24)	331.2	63.40

2013	15.61	(0.17)[1]	4.06	3.89	0.00	(0.24)	(0.24)	19.26	25.39		1.37		(1.02)	359.9	70.44

2012	12.83	(0.17)[1]	2.95	2.78	0.00	0.00	0.00	15.61	21.67		1.39		(1.16)	332.4	88.56

2011	12.76	(0.16)[1]	0.23	0.07	0.00	0.00	0.00	12.83	0.55		1.41		(1.11)	240.4	65.43

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	22.42	(0.10)[1]	1.68	1.58	0.00	(1.68)	(1.68)	22.32	6.67	[4]	1.10	[3,5]	(0.86)[5]	135.3	22.26	[4]

Year Ended September 30,

2019	22.83	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78		1.09	[3]	(0.82)	94.4	37.10

2018	19.08	(0.18)[1]	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73		1.11	[3]	(0.88)	96.4	23.97

2017	17.27	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.08	24.65		1.14	[3]	(0.92)	51.7	32.62

2016	17.45	(0.08)[1]	1.72	1.64	0.00	(1.82)	(1.82)	17.27	9.44		1.13	[3]	(0.46)	43.3	32.38

2015	18.89	(0.16)[1]	(0.25)	(0.41)	0.00	(1.03)	(1.03)	17.45	(2.38)		1.10	[3]	(0.84)	91.7	41.87

2014	19.49	(0.19)[1]	0.79	0.60	0.00	(1.20)	(1.20)	18.89	3.10	[2]	1.08		(0.97)	109.4	63.40

2013	15.75	(0.13)[1]	4.11	3.98	0.00	(0.24)	(0.24)	19.49	25.74		1.11		(0.79)	101.3	70.44

2012	12.91	(0.13)[1]	2.97	2.84	0.00	0.00	0.00	15.75	22.00		1.13		(0.90)	62.5	88.56

2011	12.80	(0.12)[1]	0.23	0.11	0.00	0.00	0.00	12.91	0.86		1.14		(0.84)	35.5	65.43

R6 SHARES

Six Months Ended March 31,

2020	22.45	(0.10)[1]	1.68	1.58	0.00	(1.68)	(1.68)	22.35	6.66	[4]	1.09	[3,5]	(0.85)[5]	15.5	22.26	[4]

Year Ended September 30,

2019	22.86	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78		1.08	[3]	(0.81)	14.5	37.10

2018	19.09	(0.17)[1]	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83		1.09	[3]	(0.82)	14.0	23.97

2017	17.28	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.09	24.64		1.12	[3]	(0.89)	1.0	32.62

2016[6]	16.88	(0.02)[1]	0.42	0.40	0.00	0.00	0.00	17.28	2.37	[4]	1.12	[3,5]	(1.25)[5]	0.5	32.38

[1]	Based on average shares outstanding.
[2]

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	47

Baron Funds	March 31, 2020

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	32.10	(0.10)[1]	(0.71)	(0.81)	0.00	(0.99)	(0.99)	30.30	(2.80)[2,4]		1.06	[5]	(0.06)[5]	1.00	[5]	(0.62)[5]	106.0	9.09	[4]

Year Ended September 30,

2019	31.02	0.07 [1]	1.01	1.08	0.00	0.00	0.00	32.10	3.48	[2]	1.06		(0.06)	1.00		0.23	115.5	21.24

2018	24.04	(0.17)[1]	7.15	6.98	0.00	0.00	0.00	31.02	29.03	[2]	1.09		(0.08)	1.01		(0.61)	132.2	8.81

2017	19.35	(0.11)[1]	4.80	4.69	0.00	0.00	0.00	24.04	24.24	[2]	1.12	[3]	(0.02)	1.10		(0.50)	87.5	13.94

2016	16.91	(0.08)[1]	2.52	2.44	0.00	0.00	0.00	19.35	14.43	[2]	1.26		(0.04)	1.22		(0.43)	73.5	19.30

2015	16.83	(0.09)[1]	0.17 [6]	0.08	0.00	0.00	0.00	16.91	0.48	[2]	1.32		(0.02)	1.30		(0.49)	71.5	14.54

2014	14.42	(0.05)[1]	2.46	2.41	0.00	0.00	0.00	16.83	16.71	[2]	1.37		(0.07)	1.30		(0.29)	53.2	16.84

2013	11.83	0.02 [1]	2.57	2.59	0.00	0.00	0.00	14.42	21.89	[2]	1.47		(0.17)	1.30		0.14	47.8	22.91

2012	8.98	(0.03)[1]	2.88	2.85	0.00	0.00	0.00	11.83	31.74	[2]	1.55		(0.25)	1.30		(0.30)	34.8	79.07

2011	9.21	(0.06)[1]	(0.17)	(0.23)	0.00	0.00	0.00	8.98	(2.50)[2]		1.59		(0.29)	1.30		(0.55)	23.4	75.36

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	32.80	(0.06)[1]	(0.73)	(0.79)	0.00	(0.99)	(0.99)	31.02	(2.68)[2,4]		0.79	[5]	(0.04)[5]	0.75	[5]	(0.38)[5]	166.7	9.09	[4]

Year Ended September 30,

2019	31.62	0.17 [1]	1.01	1.18	0.00	0.00	0.00	32.80	3.73	[2]	0.80		(0.05)	0.75		0.56	170.4	21.24

2018	24.44	(0.10)[1]	7.28	7.18	0.00	0.00	0.00	31.62	29.38	[2]	0.82		(0.06)	0.76		(0.36)	152.2	8.81

2017	19.62	(0.05)[1]	4.87	4.82	0.00	0.00	0.00	24.44	24.57		0.84	[3]	0.00	0.84		(0.24)	89.5	13.94

2016	17.10	(0.03)[1]	2.55	2.52	0.00	0.00	0.00	19.62	14.74	[2]	0.98		(0.01)	0.97		(0.19)	81.9	19.30

2015	17.00	(0.04)[1]	0.16 [6]	0.12	(0.02)	0.00	(0.02)	17.10	0.72		1.04		0.00	1.04		(0.23)	74.7	14.54

2014	14.53	(0.01)[1]	2.48	2.47	0.00	0.00	0.00	17.00	17.00	[2]	1.08		(0.03)	1.05		(0.08)	56.0	16.84

2013	11.89	0.05 [1]	2.59	2.64	0.00	0.00	0.00	14.53	22.20	[2]	1.18		(0.13)	1.05		0.36	33.8	22.91

2012	9.00	(0.01)[1]	2.90	2.89	0.00	0.00	0.00	11.89	32.11	[2]	1.26		(0.21)	1.05		(0.05)	18.9	79.07

2011	9.21	(0.03)[1]	(0.18)	(0.21)	0.00	0.00	0.00	9.00	(2.28)[2]		1.31		(0.26)	1.05		(0.30)	10.2	75.36

R6 SHARES

Six Months Ended March 31,

2020	32.81	(0.06)[1]	(0.73)	(0.79)	0.00	(0.99)	(0.99)	31.03	(2.67)[2,4]		0.79	[5]	(0.04)[5]	0.75	[5]	(0.38)[5]	21.9	9.09	[4]

Year Ended September 30,

2019	31.63	0.17 [1]	1.01	1.18	0.00	0.00	0.00	32.81	3.73	[2]	0.79		(0.04)	0.75		0.54	22.5	21.24

2018	24.45	(0.11)[1]	7.29	7.18	0.00	0.00	0.00	31.63	29.37	[2]	0.80		(0.05)	0.75		(0.37)	21.4	8.81

2017	19.63	(0.06)[1]	4.88	4.82	0.00	0.00	0.00	24.45	24.55		0.84	[3]	0.00	0.84		(0.27)	4.7	13.94

2016[7]	17.03	(0.05)[1]	2.65	2.60	0.00	0.00	0.00	19.63	15.27	[2,4]	0.85	[5]	(0.01)[5]	0.84	[5]	(0.37)[5]	1.4	19.30

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

48	See Notes to Financial Statements.

March 31, 2020	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	19.41	(0.11)[1]	(2.20)	(2.31)	0.00	(0.03)	(0.03)	17.07	(11.94)[3,6]		1.35	[7]	(0.00)[7,9]	1.35	[7]	(1.05)[7]	94.2	33.99	[6]

Year Ended September 30,

2019	23.77	(0.22)[1]	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[3]		1.36		(0.01)	1.35		(1.10)	122.7	55.94

2018	17.56	0.09 [1]	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[3]	1.40	[8]	(0.05)	1.35		0.45	108.2	72.25

2017	13.40	(0.17)[1]	4.33	4.16	0.00	0.00	0.00	17.56	31.04	[3]	1.47		(0.12)	1.35		(1.11)	131.2	40.97

2016	11.13	0.16 [1]	2.38	2.54	0.00	(0.27)	(0.27)	13.40	23.24	[3]	1.88		(0.53)	1.35		1.38	18.6	90.74

2015	11.68	(0.13)[1]	(0.42)	(0.55)	0.00	0.00	0.00	11.13	(4.71)[3,4]		1.57		(0.22)	1.35		(0.97)	19.9	114.82

2014	10.00	(0.10)[1]	1.78 [2]	1.68	0.00	0.00	0.00	11.68	16.80	[3]	2.16		(0.81)	1.35		(0.85)	16.6	109.40

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	19.68	(0.08)[1]	(2.24)	(2.32)	0.00	(0.03)	(0.03)	17.33	(11.82)[6]		1.09	[7]	0.00	1.09	[7]	(0.78)[7]	378.9	33.99	[6]

Year Ended September 30,

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.10		0.00	1.10		(0.88)	409.4	55.94

2018	17.74	0.01 [1]	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[3]	1.12	[8]	(0.02)	1.10		0.05	280.2	72.25

2017	13.50	(0.13)[1]	4.37	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.23		(0.13)	1.10		(0.85)	113.6	40.97

2016	11.19	0.12 [1]	2.46	2.58	0.00	(0.27)	(0.27)	13.50	23.47	[3]	1.49		(0.39)	1.10		1.06	22.8	90.74

2015	11.71	(0.10)[1]	(0.42)	(0.52)	0.00	0.00	0.00	11.19	(4.44)[3,4]		1.25		(0.15)	1.10		(0.72)	53.9	114.82

2014	10.00	(0.08)[1]	1.79 [2]	1.71	0.00	0.00	0.00	11.71	17.10	[3]	1.91		(0.81)	1.10		(0.64)	48.7	109.40

R6 SHARES

Six Months Ended March 31,

2020	19.68	(0.08)[1]	(2.24)	(2.32)	0.00	(0.03)	(0.03)	17.33	(11.82)[6]		1.09	[7]	0.00	1.09	[7]	(0.78)[7]	6.8	33.99	[6]

Year Ended September 30,

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.09		0.00	1.09		(0.88)	6.8	55.94

2018	17.74	0.03 [1]	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[3]	1.10	[8]	(0.01)	1.09		0.15	5.6	72.25

2017	13.50	(0.12)[1]	4.36	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.22		(0.13)	1.09		(0.79)	3.2	40.97

2016[5]	12.89	(0.01)[1]	0.62	0.61	0.00	0.00	0.00	13.50	4.73	[3,6]	1.48	[7]	(0.39)[7]	1.09	[7]	(0.66)[7]	2.0	90.74

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.
[9]	Less than 0.01%.

See Notes to Financial Statements.	49

Baron Funds	March 31, 2020

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2020	11.77	0.01	[1]	(0.88)	(0.87)	0.00	0.00	0.00	10.90	(7.39)[2,3]		3.57	[4]	(2.62)[4]	0.95	[4]	0.18	[4]	3.0	17.59	[3]

Year Ended September 30,

2019	10.74	0.03	[1]	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[2]	6.22		(5.27)	0.95		0.25		1.9	13.23

Period Ended September 30,

2018[5]	10.00	0.01	[1]	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[2,3]	7.45	[4]	(6.50)[4]	0.95	[4]	0.19	[4]	0.6	5.85	[3]

INSTITUTIONAL SHARES

Six Months Ended March 31,

2020	11.82	0.02	[1]	(0.88)	(0.86)	0.00	0.00	0.00	10.96	(7.28)[2,3]		3.24	[4]	(2.54)[4]	0.70	[4]	0.37	[4]	3.4	17.59	[3]

Year Ended September 30,

2019	10.76	0.06	[1]	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[2]	4.91		(4.21)	0.70		0.52		4.7	13.23

Period Ended September 30,

2018[5]	10.00	0.04	[1]	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[2,3]	5.71	[4]	(5.01)[4]	0.70	[4]	0.46	[4]	3.0	5.85	[3]

R6 SHARES

Six Months Ended March 31,

2020	11.82	0.03	[1]	(0.89)	(0.86)	0.00	0.00	0.00	10.96	(7.28)[2,3]		2.70	[4]	(2.00)[4]	0.70	[4]	0.57	[4]	1.8	17.59	[3]

Year Ended September 30,

2019	10.75	0.06	[1]	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[2]	4.65		(3.95)	0.70		0.53		0.5	13.23

Period Ended September 30,

2018[5]	10.00	0.04	[1]	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[2,3]	5.24	[4]	(4.54)[4]	0.70	[4]	0.46	[4]	0.4	5.85	[3]

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Not Annualized.
[4]	Annualized.
[5]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

50	See Notes to Financial Statements.

March 31, 2020	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20201

	Actual Total Return	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	(11.12)%	$1,000.00	$888.80		1.31%	$6.19
Baron Asset Fund — Institutional Shares	(11.01)%	$1,000.00	$889.90		1.05%	$4.96
Baron Asset Fund — R6 Shares	(11.01)%	$1,000.00	$889.90		1.05%	$4.96
Baron Growth Fund — Retail Shares	(15.69)%	$1,000.00	$843.10		1.30%	$5.99
Baron Growth Fund — Institutional Shares	(15.58)%	$1,000.00	$844.20		1.04%	$4.79
Baron Growth Fund — R6 Shares	(15.58)%	$1,000.00	$844.20		1.04%	$4.79
Baron Small Cap Fund — Retail Shares	(16.18)%	$1,000.00	$838.20		1.31%	$6.02
Baron Small Cap Fund — Institutional Shares	(16.08)%	$1,000.00	$839.20		1.05%	$4.83
Baron Small Cap Fund — R6 Shares	(16.09)%	$1,000.00	$839.10		1.05%	$4.83
Baron Opportunity Fund — Retail Shares	6.47%	$1,000.00	$1,064.70		1.36%	$7.02
Baron Opportunity Fund — Institutional Shares	6.67%	$1,000.00	$1,066.70		1.10%	$5.68
Baron Opportunity Fund — R6 Shares	6.66%	$1,000.00	$1,066.60		1.09%	$5.63
Baron Fifth Avenue Growth Fund — Retail Shares	(2.80)%	$1,000.00	$972.00	[3]	1.00%[4]	$4.93
Baron Fifth Avenue Growth Fund — Institutional Shares	(2.68)%	$1,000.00	$973.20	[3]	0.75%[4]	$3.70
Baron Fifth Avenue Growth Fund — R6 Shares	(2.67)%	$1,000.00	$973.30	[3]	0.75%[4]	$3.70
Baron Discovery Fund — Retail Shares	(11.94)%	$1,000.00	$880.60	[3]	1.35%[4]	$6.35
Baron Discovery Fund — Institutional Shares	(11.82)%	$1,000.00	$881.80		1.09%	$5.13
Baron Discovery Fund — R6 Shares	(11.82)%	$1,000.00	$881.80		1.09%	$5.13
Baron Durable Advantage Fund — Retail Shares	(7.39)%	$1,000.00	$926.10	[3]	0.95%[4]	$4.57
Baron Durable Advantage Fund — Institutional Shares	(7.28)%	$1,000.00	$927.20	[3]	0.70%[4]	$3.37
Baron Durable Advantage Fund — R6 Shares	(7.28)%	$1,000.00	$927.20	[3]	0.70%[4]	$3.37

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	March 31, 2020

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2020

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.31%	$6.61
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.30%	$6.56
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.04%	$5.25
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.80		1.04%	$5.25
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.31%	$6.61
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.20		1.36%	$6.86
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.50		1.10%	$5.55
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.55		1.09%	$5.50
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,020.00	[3]	1.00%[4]	$5.05
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.25	[3]	0.75%[4]	$3.79
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.25	[3]	0.75%[4]	$3.79
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.25	[3]	1.35%[4]	$6.81
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.55		1.09%	$5.50
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.55		1.09%	$5.50
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.25	[3]	0.95%[4]	$4.80
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.50	[3]	0.70%[4]	$3.54
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.50	[3]	0.70%[4]	$3.54

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MARCH 31

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included herein under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 28, 2020

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 28, 2020